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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for eight of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the six months ended February 28, 2007. These eight series have an August 31 fiscal year end.

Date of reporting period: February 28, 2007

Item 1 - Reports to Stockholders.

Evergreen Alabama Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Alabama Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following: The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Alabama state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

6-month return with sales charge	-2.20%	-2.67%	1.33%	N/A

6-month return w/o sales charge	2.71%	2.33%	2.33%	2.84%

Average annual return*

1-year with sales charge	-0.64%	-1.42%	2.58%	N/A

1-year w/o sales charge	4.34%	3.58%	3.58%	4.62%

5-year	2.91%	3.29%	3.63%	4.04%

10-year	3.96%	4.33%	4.33%	4.53%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on the SouthTrust fund’s predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,027.09	$ 4.83
Class B	$ 1,000.00	$ 1,023.29	$ 8.58
Class C	$ 1,000.00	$ 1,023.29	$ 8.58
Class I	$ 1,000.00	$ 1,028.36	$ 3.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.03	$ 4.81
Class B	$ 1,000.00	$ 1,016.31	$ 8.55
Class C	$ 1,000.00	$ 1,016.31	$ 8.55
Class I	$ 1,000.00	$ 1,021.27	$ 3.56

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,		Year Ended
	February 28, 2007			April 30,
CLASS A	(unaudited)	2006	2005[1]	2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.18	0.36	0.12	0.06
Net realized and unrealized gains or losses on investments	0.10	(0.15)	0	0.01

Total from investment operations	0.28	0.21	0.12	0.07

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.12)	(0.06)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.21)	(0.37)	(0.12)	(0.06)

Net asset value, end of period	$10.43	$10.36	$10.52	$10.52

Total return[3]	2.71%	2.04%	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,079	$2,041	$ 984	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	0.96%[5]	0.89%	0.89%[5]	0.84%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.17%[5]	1.20%	1.23%[5]	0.93%[5]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.88%[5]	0.88%	0.89%[5]	0.84%[5]
Interest and fee expense[6]	0.08%[5]	0.01%	0.00%[5]	0.00%[5]
Net investment income (loss)	3.53%[5]	3.50%	3.26%[5]	3.02%[5]
Portfolio turnover rate	46%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,		Year Ended
	February 28, 2007			April 30,
CLASS B	(unaudited)	2006	2005[1]	2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.14	0.29	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	0.10	(0.16)	0	0.03

Total from investment operations	0.24	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.17)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$10.43	$10.36	$10.52	$10.52

Total return[4]	2.33%	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 95	$ 63	$ 17	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[5]	1.71%[6]	1.65%	1.61%[6]	1.49%[6]
Expenses excluding waivers/reimbursements and expense reductions[5]	1.87%[6]	1.91%	1.91%[6]	1.54%[6]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.63%[6]	1.64%	1.61%[6]	1.49%[6]
Interest and fee expense[7]	0.08%[6]	0.01%	0.00%[6]	0.00%[6]
Net investment income (loss)	2.75%[6]	2.78%	2.48%[6]	2.61%[6]
Portfolio turnover rate	46%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The expense ratio includes interest and fee expense.

6 Annualized

7 Interest and fee expense ratio relates to interest and fees associated with leverage transactions . See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,		Year Ended
	February 28, 2007			April 30,
CLASS C	(unaudited)	2006	2005[1]	2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.14	0.28	0.09	0.05
Net realized and unrealized gains or losses on investments	0.10	(0.15)	0	0.01

Total from investment operations	0.24	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.17)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$10.43	$10.36	$10.52	$10.52

Total return[3]	2.33%	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,625	$1,537	$ 687	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.71%[5]	1.64%	1.62%[5]	1.09%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.87%[5]	1.90%	1.92%[5]	1.10%[5]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.63%[5]	1.63%	1.62%[5]	1.09%[5]
Interest and fee expense[6]	0.08%[5]	0.01%	0.00%[5]	0.00%[5]
Net investment income (loss)	2.78%[5]	2.75%	2.48%[5]	(0.41%)[5]
Portfolio turnover rate	46%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,		Year Ended April 30,
	February 28, 2007
CLASS I	(unaudited)	2006	2005[1]	2005[2]	2004[2]	2003[2]	2002[2,3]

Net asset value, beginning of period	$ 10.36	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35

Income from investment operations
Net investment income (loss)	0.19[4]	0.39	0.13	0.37	0.37	0.40	0.40
Net realized and unrealized gains or losses
on investments	0.10	(0.15)	0	0.01	(0.20)	0.48	0.26

Total from investment operations	0.29	0.24	0.13	0.38	0.17	0.88	0.66

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.13)	(0.36)	(0.37)	(0.41)	(0.42)
Net realized gains	(0.03)	(0.01)	0	(0.06)	(0.06)	(0.19)	(0.05)

Total distributions to shareholders	(0.22)	(0.40)	(0.13)	(0.42)	(0.43)	(0.60)	(0.47)

Net asset value, end of period	$ 10.43	$ 10.36	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54

Total return	2.84%	2.34%	1.22%	3.62%	1.55%[5]	8.53%[5]	6.44%[5]

Ratios and supplemental data
Net assets, end of period (thousands)	$38,316	$42,623	$51,254	$56,105	$60,787	$55,940	$55,456
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	0.71%[7]	0.64%	0.63%[7]	0.66%	0.63%	0.61%	0.64%
Expenses excluding waivers/reimbursements
and expense reductions[6]	0.87%[7]	0.90%	0.93%[7]	1.18%	1.18%	1.16%	1.22%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	0.63%[7]	0.63%	0.63%[7]	0.66%	0.63%	0.61%	0.64%
Interest and fee expense[8]	0.08%[7]	0.01%	0.00%[7]	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.78%[7]	3.75%	3.55%[7]	3.41%	3.44%	3.67%	3.96%
Portfolio turnover rate	46%	61%	33%	34%	11%	24%	50%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were an increase in net investment income per share of $0.01; a decrease in net realized gains or losses per share of $0.01; and an increase to the ratio of net investment income to average net assets of 0.01%.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding any sales charges applicable to SouthTrust Fund.

6 The expense ratio includes interest and fee expense.

7 Annualized

8 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
COMMUNITY DEVELOPMENT DISTRICT 2.4%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$ 1,000,000	$1,010,820

CONTINUING CARE RETIREMENT COMMUNITY 18.1%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence:
5.00%, 07/01/2027	1,000,000	1,040,860
5.00%, 07/01/2033	760,000	788,508
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	4,500,000	4,908,960
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Mtge. of Salemtowne:
4.50%, 10/01/2012	575,000	575,822
4.625%, 10/01/2013	310,000	312,319

		7,626,469

EDUCATION 13.0%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012	1,165,000	1,219,394
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,055,290
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by
AMBAC)	1,000,000	1,063,690
Troy, AL Pub. Edl. Bldg. Auth. RB, Troy Univ. Hsg. Proj., Ser. A, 5.00%, 09/01/2026	1,000,000	1,074,350
University of South Alabama Capital Impt. Proj. RRB, 5.00%, 03/15/2023, (Insd. by
FGIC)	1,000,000	1,065,290

		5,478,014

GENERAL OBLIGATION - STATE 2.7%
Commonwealth of Puerto Rico Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd.
by MBIA) ‡	1,000,000	1,141,860

HOSPITAL 26.6%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	2,500,000	2,652,075
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A,
5.25%, 11/15/2020	1,000,000	1,060,160
Huntsville, AL Hlth. Care Auth. RB, Ser. B, 5.75%, 06/01/2032	3,020,000	3,264,348
Montgomery, AL Med. Clinic Board of Hlth. Care Facs. RB, Jackson Hosp. & Clinic:
5.25%, 03/01/2031	2,000,000	2,105,540
5.25%, 03/01/2036	1,000,000	1,052,010
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by
MBIA)	1,000,000	1,066,290

		11,200,423

INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,553,250

MISCELLANEOUS REVENUE 5.3%
Montgomery Cnty., AL Pub. Bldg. Auth. RB Warrants, Facs. Proj., 5.00%, 03/01/2021,
(Insd. by MBIA)	2,050,000	2,203,771

SPECIAL TAX 2.5%
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,055,200

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 11.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. L, 5.25%, 07/01/2024, (Insd. by MBIA)	$ 2,000,000	$2,318,600
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	2,000,000	2,312,800

		4,631,400

WATER & SEWER 12.1%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,167,187
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,137,877
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,169,872
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,627,625

		5,102,561

Total Municipal Obligations (cost $40,014,334)		41,003,768

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $1,230,938)	1,230,938	1,230,938

Total Investments (cost $41,245,272) 100.3%		42,234,706
Other Assets and Liabilities (0.3%)		(119,325)

Net Assets 100.0%		$42,115,381

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:

Alabama	70.7%
Puerto Rico	13.7%
Texas	4.3%
Virgin Islands	3.9%
Nevada	2.4%
North Carolina	2.1%
Non-state specific	2.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007

AAA	54.7%
AA	3.1%
A	14.5%
BBB	23.0%
NR	4.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:

Less than 1 year	2.9%
3 to 5 years	5.7%
5 to 10 years	17.8%
10 to 20 years	36.2%
20 to 30 years	37.4%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $40,014,334)	$41,003,768
Investments in affiliated money market fund, at value (cost $1,230,938)	1,230,938

Total investments	42,234,706
Receivable for Fund shares sold	873
Interest receivable	557,522
Prepaid expenses and other assets	20,648

Total assets	42,813,749

Liabilities
Dividends payable	102,034
Payable for Fund shares redeemed	16,207
Payable for floating-rate notes issued	560,000
Due to custodian bank	162
Advisory fee payable	293
Interest and fee expense payable	3,463
Due to other related parties	185
Accrued expenses and other liabilities	16,024

Total liabilities	698,368

Net assets	$42,115,381

Net assets represented by
Paid-in capital	$40,877,608
Undistributed net investment income	72,228
Accumulated net realized gains on investments	176,111
Net unrealized gains on investments	989,434

Total net assets	$42,115,381

Net assets consists of
Class A	$2,079,225
Class B	95,140
Class C	1,625,151
Class I	38,315,865

Total net assets	$42,115,381

Shares outstanding (unlimited number of shares authorized)
Class A	199,390
Class B	9,124
Class C	155,841
Class I	3,674,328

Net asset value per share
Class A	$10.43
Class A—Offering price (based on sales charge of 4.75%)	$10.95
Class B	$10.43
Class C	$10.43
Class I	$10.43

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$959,037
Income from affiliate	23,966

Total investment income	983,003

Expenses
Advisory fee	92,031
Distribution Plan expenses
Class A	3,054
Class B	374
Class C	7,908
Administrative services fee	21,817
Transfer agent fees	1,469
Trustees’ fees and expenses	839
Printing and postage expenses	10,358
Custodian and accounting fees	7,992
Registration and filing fees	25,456
Professional fees	12,233
Interest and fee expense	16,691
Other	1,516

Total expenses	201,738
Less: Expense reductions	(770)
Fee waivers and expense reimbursements	(35,404)

Net expenses	165,564

Net investment income	817,439

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	351,182
Futures contracts	(23,058)

Net realized gains on investments	328,124
Net change in unrealized gains or losses on investments	43,155

Net realized and unrealized gains or losses on investments	371,279

Net increase in net assets resulting from operations	$1,188,718

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$817,439		$1,921,312
Net realized gains or losses on
investments		328,124		(15,481)
Net change in unrealized gains or
losses on investments		43,155		(854,538)

Net increase in net assets resulting
from operations		1,188,718		1,051,293

Distributions to shareholders from
Net investment income
Class A		(35,859)		(52,631)
Class B		(1,030)		(1,210)
Class C		(21,976)		(33,673)
Class I		(757,870)		(1,830,890)
Net realized gains
Class A		(5,252)		(1,048)
Class B		(164)		(17)
Class C		(4,066)		(815)
Class I		(103,204)		(52,372)

Total distributions to shareholders		(929,421)		(1,972,656)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,463	35,591	165,751	1,717,164
Class B	2,891	30,078	4,450	46,117
Class C	21,456	222,866	97,582	1,006,825
Class I	321,759	3,349,937	806,916	8,319,716

		3,638,472		11,089,822

Net asset value of shares issued in
reinvestment of distributions
Class A	2,169	22,560	1,477	15,250
Class B	115	1,194	121	1,249
Class C	1,905	19,816	2,702	27,859
Class I	10,168	105,799	32,960	340,819

		149,369		385,177

Payment for shares redeemed
Class A	(3,210)	(33,209)	(63,746)	(661,176)
Class B	(7)	(70)	(104)	(1,076)
Class C	(15,913)	(164,431)	(17,204)	(176,079)
Class I	(771,530)	(7,998,324)	(1,596,382)	(16,394,113)

		(8,196,034)		(17,232,444)

Net decrease in net assets resulting
from capital share transactions		(4,408,193)		(5,757,445)

Total decrease in net assets		(4,148,896)		(6,678,808)
Net assets
Beginning of period		46,264,277		52,943,085

End of period		$42,115,381		$46,264,277

Undistributed net investment income		$72,228		$71,524

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC contractually waived its advisory fee in the amount of $34,895 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $509.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $731 from the sale of Class A shares and $1,372 in contingent deferred sales charges from redemptions of Class C shares.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,752,493 and $24,374,043, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes		Floating-Rate
Outstanding	Interest Rate	Notes Outstanding

$ 560,000	2.27%	$ 1,141,860

During the six months ended February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $16,691.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $41,245,272. The gross unrealized appreciation and depreciation on securities based on tax cost was $989,434 and $0, respectively, with a net unrealized appreciation of $989,434.

As of August 31, 2006, the Fund had $21,939 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and elected to defer post-October losses of $17,388.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 28, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Alabama Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

25

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund underperformed relative to its limited Lipper peer group for the one-year period ended May 31, 2006. The Trustees considered, however, that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

27

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

575677 rv1 4/2007

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

575677 rv1 4/2007

Evergreen Florida Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED MAY LOSE VALUE NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Florida Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the equity market in the closing days of February, viewing this market pullback as a temporary episode.

1

LETTER TO SHAREHOLDERS continued

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal Change:

The State of Florida has repealed the intangibles tax, effective January 1, 2007. As a result of this repeal, the municipal securities held by the Fund will no longer have a state tax advantage. The Fund's investment goal now states the following:

The Fund seeks current income exempt from federal regular income tax, consistent with the preservation of capital.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

6-month return with sales charge	-2.38%	-2.93%	1.07%	N/A

6-month return w/o sales charge	2.45%	2.07%	2.07%	2.57%

Average annual return*

1-year with sales charge	-0.46%	-1.30%	2.70%	N/A

1-year w/o sales charge	4.46%	3.70%	3.70%	4.74%

5-year	2.99%	2.88%	3.23%	4.26%

10-year	4.06%	3.71%	3.80%	4.75%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,024.48	$5.37
Class B	$ 1,000.00	$ 1,020.69	$9.12
Class C	$ 1,000.00	$ 1,020.69	$9.12
Class I	$ 1,000.00	$ 1,025.74	$4.12
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.49	$5.36
Class B	$ 1,000.00	$ 1,015.77	$9.10
Class C	$ 1,000.00	$ 1,015.77	$9.10
Class I	$ 1,000.00	$ 1,020.73	$4.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.82% for Class B, 1.82% for Class C and 0.82% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$9.30	$ 9.41	$ 9.40	$9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.18	0.36	0.36	0.37	0.40	0.46
Net realized and unrealized gains or losses on investments	0.05	(0.12)	0.01	0.10	(0.18)	(0.08)

Total from investment operations	0.23	0.24	0.37	0.47	0.22	0.38

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.36)	(0.37)	(0.40)	(0.46)

Net asset value, end of period	$9.35	$ 9.30	$ 9.41	$9.40	$ 9.30	$ 9.48

Total return[1]	2.45%	2.70%	4.06%	5.13%	2.38%	4.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,618	$86,955	$98,523	$112,438	$123,338	$132,375
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.07%[3]	0.86%	0.89%	0.90%	0.84%	0.58%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.12%[3]	0.91%	0.91%	0.90%	0.88%	0.86%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.87%[3]	0.80%	0.89%	0.90%	0.84%	0.58%
Interest and fee expense[4]	0.20%[3]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.82%[3]	3.88%	3.88%	3.94%	4.25%	4.84%
Portfolio turnover rate	38%	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$9.30	$ 9.41	$ 9.40	$9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.15	0.30	0.30	0.31	0.33	0.37
Net realized and unrealized gains or losses on investments	0.04	(0.12)	0.01	0.09	(0.18)	(0.08)

Total from investment operations	0.19	0.18	0.31	0.40	0.15	0.29

Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)

Net asset value, end of period	$9.35	$ 9.30	$ 9.41	$9.40	$ 9.30	$ 9.48

Total return[1]	2.07%	1.97%	3.33%	4.40%	1.58%	3.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,341	$13,642	$18,444	$22,113	$29,601	$30,728
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.82%[3]	1.61%	1.61%	1.60%	1.61%	1.45%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.82%[3]	1.61%	1.61%	1.60%	1.61%	1.61%
Expenses including waivers/reimbursements but excluding expense
reductions and interest and fee expense	1.62%[3]	1.55%	1.61%	1.60%	1.61%	1.45%
Interest and fee expense[4]	0.20%[3]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.07%[3]	3.13%	3.16%	3.24%	3.47%	4.01%
Portfolio turnover rate	38%	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$9.30	$ 9.41	$ 9.40	$9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.14	0.29	0.30	0.30	0.33	0.38
Net realized and unrealized gains or losses on investments	0.05	(0.11)	0.01	0.10	(0.18)	(0.09)

Total from investment operations	0.19	0.18	0.31	0.40	0.15	0.29

Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)

Net asset value, end of period	$9.35	$ 9.30	$ 9.41	$9.40	$ 9.30	$ 9.48

Total return[1]	2.07%	1.97%	3.33%	4.40%	1.58%	3.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,965	$7,680	$9,669	$10,367	$11,513	$9,781
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.82%[3]	1.61%	1.61%	1.60%	1.61%	1.45%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.82%[3]	1.61%	1.61%	1.60%	1.61%	1.61%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	1.62%[3]	1.55%	1.61%	1.60%	1.61%	1.45%
Interest and fee expense[4]	0.20%[3]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.07%[3]	3.13%	3.16%	3.23%	3.47%	4.16%
Portfolio turnover rate	38%	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with leverage transactions .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$9.30	$ 9.41	$ 9.40	$9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.19	0.38	0.39	0.40	0.43	0.47
Net realized and unrealized gains or losses on investments	0.05	(0.11)	0.01	0.10	(0.18)	(0.08)

Total from investment operations	0.24	0.27	0.40	0.50	0.25	0.39

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.40)	(0.43)	(0.47)

Net asset value, end of period	$9.35	$ 9.30	$ 9.41	$9.40	$ 9.30	$ 9.48

Total return	2.57%	3.00%	4.37%	5.45%	2.60%	4.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$211,729	$260,126	$281,005	$282,395	$287,129	$281,258
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[1]	0.82%[2]	0.61%	0.61%	0.60%	0.61%	0.45%
Expenses excluding waivers/reimbursements
and expense reductions[1]	0.82%[2]	0.61%	0.61%	0.60%	0.61%	0.61%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.62%[2]	0.55%	0.61%	0.60%	0.61%	0.45%
Interest and fee expense[3]	0.20%[2]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	4.06%[2]	4.13%	4.15%	4.23%	4.48%	4.96%
Portfolio turnover rate	38%	105%	52%	38%	41%	29%

1 The expense ratio includes interest and fee expense.

2 Annualized

3 Interest and fee expense ratio relates to interest and fees associated with leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.7%
COMMUNITY DEVELOPMENT DISTRICT 5.1%
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	$2,225,000	$2,381,084
Mediterra South Florida CDD RB, Ser. A, 6.95%, 05/01/2031	2,755,000	2,866,330
Viera East, FL CDD RB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,370,086
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,526,762
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,692,519
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%,
05/01/2031	3,015,000	3,156,735

		15,993,516

CONTINUING CARE RETIREMENT COMMUNITY 8.3%
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	1,009,680
5.125%, 11/15/2016	1,585,000	1,610,962
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj., 5.30%, 10/01/2007	1,000,000	1,000,830
Retirement Accounts Life Proj., Ser. B, 5.00%, 11/15/2020	15,205,000	16,116,236
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,310
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,709,757

		26,199,775

ELECTRIC REVENUE 4.3%
Puerto Rico Elec. Power Auth. RB, Ser. KK, 5.50%, 07/01/2016	12,000,000	13,682,160

GENERAL OBLIGATION - STATE 5.4%
Commonwealth of Puerto Rico Refunding GO, Ser. A, 7.77%, 07/01/2016, (Insd.
by MBIA) ‡	7,820,000	7,872,970
Florida Board of Ed. GO, Pub. Ed. Capital Outlay Proj., Ser. A, 5.00%, 06/01/2017	8,250,000	9,075,742

		16,948,712

HOSPITAL 29.0%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,658,840
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A,
5.25%, 11/15/2020	5,000,000	5,300,800
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida, 5.25%,
08/15/2024	5,000,000	5,396,450
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	10,000,000	10,932,900
Halifax, FL Med. Ctr. RB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,854,573
5.25%, 06/01/2020	3,000,000	3,187,290
5.25%, 06/01/2021	3,000,000	3,187,290
5.25%, 06/01/2026	1,805,000	1,919,112
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D,
5.875%, 11/15/2029	10,000,000	11,256,600
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj., 5.25%, 10/01/2041	15,000,000	15,964,200

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	$4,000,000	$4,492,280
Orlando Regl. Hlth. Care Sys.:
Ser. B, 5.125%, 11/15/2039	5,000,000	5,291,250
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,376,974
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,439,977
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	5,000,000	5,432,650
St. John’s Cnty., FL IDRB Hlth. Care, Glenmore Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	999,080

		91,690,266

HOUSING 0.7%
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	440,000	443,709
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	850,000	860,523
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 5.95%, 03/01/2030	965,000	976,532

		2,280,764

INDUSTRIAL DEVELOPMENT REVENUE 3.9%
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%,
10/01/2013	4,575,000	4,783,711
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,542,360

		12,326,071

MISCELLANEOUS REVENUE 12.8%
Florida Board of Ed. Lottery RB, Ser. A, 6.98%, 07/01/2018 ‡	23,145,000	25,227,250
Florida Dept. of Env. Protection Preservation RB, Florida Forever Proj., Ser. A,
5.00%, 07/01/2017	5,000,000	5,461,800
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,097,280
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,910,000	1,924,745
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by
FGIC)	3,000,000	3,731,880

		40,442,955

PRE-REFUNDED 15.6%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	3,165,000	3,422,979
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,066,010
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%,
08/15/2012	4,300,000	4,547,078
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3, 5.50%, 10/01/2008	5,785,000	5,936,220
Orange Cnty., FL Tourist Dev. RB, 5.00%, 10/01/2014	7,570,000	8,202,852
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,785,000	2,119,081
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,204,600
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%,
11/15/2029	10,000,000	11,104,700
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,654,206

		49,257,726

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.9%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	$2,705,000	$2,863,243

TRANSPORTATION 1.6%
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by
FGIC)	4,550,000	5,054,458

UTILITY 5.2%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,570,447
Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010, (Insd. by
FSA)	5,000,000	5,396,850
Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025	5,000,000	5,364,100

		16,331,397

WATER & SEWER 7.9%
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,338,231
Tampa Bay, FL Water Util. Sys. RB, 5.50%, 10/01/2022	20,000,000	23,685,400

		25,023,631

Total Municipal Obligations (cost $306,147,738)		318,094,674

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $9,388,513)	9,388,513	9,388,513

Total Investments (cost $315,536,251) 103.7%		327,483,187
Other Assets and Liabilities (3.7%)		(11,830,210)

Net Assets 100.0%		$315,652,977

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

Summary of Abbreviations
CDD	Community Development District
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2007:
Florida	86.6%
Puerto Rico	6.6%
Alabama	1.6%
South Carolina	1.5%
New York	0.8%
Non-state specific	2.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:
AAA	57.0%
AA	16.3%
A	8.5%
BBB	9.1%
NR	9.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:
Less than 1 year	4.4%
3 to 5 years	13.3%
5 to 10 years	18.2%
10 to 20 years	50.5%
20 to 30 years	13.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $306,147,738)	$318,094,674
Investments in affiliated money market fund, at value (cost $9,388,513)	9,388,513

Total investments	327,483,187
Receivable for Fund shares sold	9,424
Interest receivable	5,276,413
Prepaid expenses and other assets	16,397

Total assets	332,785,421

Liabilities
Dividends payable	787,510
Payable for Fund shares redeemed	1,238,259
Payable for floating-rate notes issued	14,965,000
Interest and fee expense payable	94,559
Advisory fee payable	1,705
Due to other related parties	2,243
Accrued expenses and other liabilities	43,168

Total liabilities	17,132,444

Net assets	$315,652,977

Net assets represented by
Paid-in capital	$323,675,220
Undistributed net investment income	63,122
Accumulated net realized losses on investments	(20,032,301)
Net unrealized gains on investments	11,946,936

Total net assets	$315,652,977

Net assets consists of
Class A	$83,618,187
Class B	12,341,391
Class C	7,964,679
Class I	211,728,720

Total net assets	$315,652,977

Shares outstanding (unlimited number of shares authorized)
Class A	8,939,286
Class B	1,319,319
Class C	851,434
Class I	22,633,681

Net asset value per share
Class A	$9.35
Class A — Offering price (based on sales charge of 4.75%)	$9.82
Class B	$9.35
Class C	$9.35
Class I	$9.35

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$8,227,805
Income from affiliate	145,440

Total investment income	8,373,245

Expenses
Advisory fee	720,932
Distribution Plan expenses
Class A	127,205
Class B	63,640
Class C	38,894
Administrative services fee	170,906
Transfer agent fees	47,396
Trustees’ fees and expenses	2,798
Printing and postage expenses	15,754
Custodian and accounting fees	57,021
Registration and filing fees	28,549
Professional fees	5,466
Interest and fee expense	347,685
Other	5,702

Total expenses	1,631,948
Less: Expense reductions	(4,423)
Expense reimbursements	(21,201)

Net expenses	1,606,324

Net investment income	6,766,921

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,718,034
Futures contracts	(183,919)

Net realized gains on investments	2,534,115
Net change in unrealized gains or losses on investments	(596,336)

Net realized and unrealized gains or losses on investments	1,937,779

Net increase in net assets resulting from operations	$8,704,700

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$6,766,921		$15,700,876
Net realized gains on investments		2,534,115		2,314,518
Net change in unrealized gains or losses
on investments		(596,336)		(7,572,324)

Net increase in net assets resulting from
operations		8,704,700		10,443,070

Distributions to shareholders from
Net investment income
Class A		(1,615,772)		(3,515,595)
Class B		(194,636)		(493,599)
Class C		(118,882)		(266,792)
Class I		(4,819,794)		(11,395,639)

Total distributions to shareholders		(6,749,084)		(15,671,625)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	404,463	3,764,071	845,797	7,783,786
Class B	19,257	179,229	87,797	813,060
Class C	35,541	331,736	106,283	979,158
Class I	783,813	7,310,331	4,956,120	45,873,393

		11,585,367		55,449,397

Net asset value of shares issued in
reinvestment of distributions
Class A	93,223	871,346	198,333	1,831,123
Class B	10,044	93,887	25,883	239,026
Class C	5,513	51,526	14,098	130,190
Class I	8,191	76,580	14,224	131,225

		1,093,339		2,331,564

Automatic conversion of Class B shares
to Class A shares
Class A	24,496	227,957	161,867	1,493,967
Class B	(24,496)	(227,957)	(161,867)	(1,493,967)

		0		0

Payment for shares redeemed
Class A	(931,502)	(8,694,353)	(2,322,506)	(21,442,446)
Class B	(152,158)	(1,418,611)	(444,270)	(4,104,529)
Class C	(15,350)	(143,356)	(321,728)	(2,973,439)
Class I	(6,124,888)	(57,128,418)	(6,853,066)	(63,268,970)

		(67,384,738)		(91,789,384)

Net decrease in net assets resulting from
capital share transactions		(54,706,032)		(34,008,423)

Total decrease in net assets		(52,750,416)		(39,236,978)
Net assets
Beginning of period		368,403,393		407,640,371

End of period	$ 315,652,977		$ 368,403,393

Undistributed net investment income		$63,122		$45,285

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140,

Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities, (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $21,201.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $2,563 from the sale of Class A shares and $14,442 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $127,424,971 and $180,762,965, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$14,965,000	1.98% - 2.27%	$33,100,220

During the six months ended February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $345,234.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $315,536,251. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,283,631 and $336,695, respectively, with a net unrealized appreciation of $11,946,936.

As of August 31, 2006, the Fund had $22,565,988 in capital loss carryovers for federal income tax purposes with $17,021,802 expiring in 2009, $496,784 expiring in 2010 and $5,047,402 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 28, 2007, the Fund had average borrowings outstanding of $41,597 (on an annualized basis) at an average rate of 5.89% and paid interest of $2,451.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 7, 2006, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Municipal Bond Fund, also a series of the Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Municipal Bond Fund.

A special meeting of shareholders of the Fund will be held on May 21, 2007 to consider and vote on the Plan. On March 28, 2007, materials for this meeting were mailed to shareholders of record on February 28, 2007.

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ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Florida Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

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ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

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ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

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ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund’s performance relative to the Fund’s peer group did not improve for the one-year period ended May 31, 2006 compared to the preceding three-year period and the Fund’s Class A shares performed in the fifth quintile over the one-year period compared to its Lipper peer group. The Trustees considered, however, that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes that the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

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ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

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TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565568 rv4 4/2007

Evergreen Georgia Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Georgia Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Georgia state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

6-month return with sales charge	-2.26%	-2.77%	1.23%	N/A

6-month return w/o sales charge	2.61%	2.23%	2.23%	2.73%

Average annual return*

1-year with sales charge	-0.70%	-1.53%	2.47%	N/A

1-year w/o sales charge	4.22%	3.47%	3.47%	4.50%

5-year	2.98%	2.89%	3.25%	4.28%

10-year	4.36%	4.11%	4.51%	5.15%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,026.05	$ 4.92
Class B	$ 1,000.00	$ 1,022.26	$ 8.67
Class C	$ 1,000.00	$ 1,022.26	$ 8.67
Class I	$ 1,000.00	$ 1,027.32	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.93	$ 4.91
Class B	$ 1,000.00	$ 1,016.22	$ 8.65
Class C	$ 1,000.00	$ 1,016.22	$ 8.65
Class I	$ 1,000.00	$ 1,021.17	$ 3.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.04	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.19	0.39	0.38	0.39	0.40	0.45
Net realized and unrealized gains or losses on investments	0.07	(0.16)	(0.04)	0.14	(0.14)	0.05

Total from investment operations	0.26	0.23	0.34	0.53	0.26	0.50

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.38)	(0.39)	(0.40)	(0.45)
Net realized gains	(0.03)	0	0	0	0	0

Total distributions to shareholders	(0.22)	(0.39)	(0.38)	(0.39)	(0.40)	(0.45)

Net asset value, end of period	$10.08	$ 10.04	$ 10.20	$10.24	$ 10.10	$ 10.24

Total return[1]	2.61%	2.30%	3.43%	5.29%	2.49%	5.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,219	$26,934	$26,554	$23,037	$20,806	$18,570
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	0.98%[3]	0.92%	0.90%	0.90%	0.89%	0.80%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.03%[3]	0.97%	0.92%	0.90%	0.89%	0.89%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.87%[3]	0.86%	0.90%	0.90%	0.89%	0.80%
Interest and fee expense[4]	0.11%[3]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.90%[3]	3.89%	3.78%	3.79%	3.82%	4.43%
Portfolio turnover rate	21%	58%	35%	35%	20%	10%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.04	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.16	0.31	0.31	0.32	0.32	0.38
Net realized and unrealized gains or losses on investments	0.07	(0.15)	(0.04)	0.14	(0.14)	0.05

Total from investment operations	0.23	0.16	0.27	0.46	0.18	0.43

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.31)	(0.32)	(0.32)	(0.38)
Net realized gains	(0.03)	0	0	0	0	0

Total distributions to shareholders	(0.19)	(0.32)	(0.31)	(0.32)	(0.32)	(0.38)

Net asset value, end of period	$10.08	$ 10.04	$ 10.20	$10.24	$ 10.10	$ 10.24

Total return[1]	2.23%	1.58%	2.71%	4.55%	1.74%	4.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,980	$10,872	$13,507	$15,945	$18,053	$17,575
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.73%[3]	1.67%	1.62%	1.60%	1.62%	1.55%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.73%[3]	1.67%	1.62%	1.60%	1.62%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	1.62%[3]	1.61%	1.62%	1.60%	1.62%	1.55%
Interest and fee expense[4]	0.11%[3]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.15%[3]	3.14%	3.05%	3.08%	3.09%	3.70%
Portfolio turnover rate	21%	58%	35%	35%	20%	10%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.04	$10.20	$10.24	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income (loss)	0.16	0.31	0.31	0.32	0.32	0.16
Net realized and unrealized gains or losses on investments	0.07	(0.15)	(0.04)	0.14	(0.14)	0.37

Total from investment operations	0.23	0.16	0.27	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.31)	(0.32)	(0.32)	(0.16)
Net realized gains	(0.03)	0	0	0	0	0

Total distributions to shareholders	(0.19)	(0.32)	(0.31)	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.08	$10.04	$10.20	$10.24	$10.10	$10.24

Total return[2]	2.23%	1.58%	2.71%	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,547	$2,824	$3,210	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[3]	1.73%[4]	1.67%	1.62%	1.60%	1.62%	1.55%[4]
Expenses excluding waivers/reimbursements
and expense reductions[3]	1.73%[4]	1.67%	1.62%	1.60%	1.62%	1.64%[4]
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	1.62%[4]	1.61%	1.62%	1.60%	1.62%	1.55%[4]
Interest and fee expense[5]	0.11%[4]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.17%[4]	3.15%	3.05%	3.07%	3.04%	3.02%[4]
Portfolio turnover rate	21%	58%	35%	35%	20%	10%

1 For the period from March 27, 2002 (commencemen t of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 The expense ratio includes interest and fee expense.

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.04	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.21	0.41	0.41	0.42	0.42	0.48
Net realized and unrealized gains or losses on investments	0.07	(0.15)	(0.03)	0.14	(0.14)	0.05

Total from investment operations	0.28	0.26	0.38	0.56	0.28	0.53

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.48)
Net realized gains	(0.03)	0	0	0	0	0

Total distributions to shareholders	(0.24)	(0.42)	(0.42)	(0.42)	(0.42)	(0.48)

Net asset value, end of period	$10.08	$ 10.04	$ 10.20	$10.24	$ 10.10	$ 10.24

Total return	2.73%	2.60%	3.74%	5.60%	2.76%	5.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,313	$151,388	$184,357	$180,037	$193,141	$197,295
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[1]	0.73%[2]	0.67%	0.62%	0.60%	0.62%	0.54%
Expenses excluding waivers/reimbursements
and expense reductions[1]	0.73%[2]	0.67%	0.62%	0.60%	0.62%	0.63%
Expenses including waivers/reimbursements but excluding expense reductions
and interest and fee expense	0.62%[2]	0.61%	0.62%	0.60%	0.62%	0.54%
Interest and fee expense[3]	0.11%[2]	0.06%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	4.15%[2]	4.14%	4.05%	4.07%	4.09%	4.61%
Portfolio turnover rate	21%	58%	35%	35%	20%	10%

1 The expense ratio includes interest and fee expense.

2 Annualized

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 101.7%
COMMUNITY DEVELOPMENT DISTRICT 1.0%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$770,198
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,023,610

		1,793,808

CONTINUING CARE RETIREMENT COMMUNITY 7.2%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,071,933
First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	4,000,000	3,934,520
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,175,000	3,338,513
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,086,070
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2015	1,185,000	1,204,114
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C,
5.40%, 12/01/2033	1,000,000	1,038,340
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.15%,
09/01/2024	725,000	740,580

		12,414,070

EDUCATION 10.3%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,823,374
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	515,942
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties,
Ser. A, 5.00%, 08/01/2025	2,000,000	2,097,200
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,302,504
5.75%, 11/01/2017	1,950,000	2,112,220
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,073,350
Gainesville, GA Redev. Auth. Edl. Facs. RB, Riverside Military Academy Proj.,
5.125%, 03/01/2027	3,500,000	3,641,785
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021.	500,000	550,905
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,023,820
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,631,100

		17,772,200

ELECTRIC REVENUE 2.8%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj., 4.35%,
09/01/2018, (Insd. by AMBAC)	2,000,000	2,011,700
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,197,720
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	555,444
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,080,160

		4,845,024

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 2.7%
Cartersville, GA GO, 6.70%, 01/01/2012	$120,000	$129,488
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,400,280
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,055,560
Ser. A, 6.45%, 08/01/2011	1,000,000	1,066,930

		4,652,258

GENERAL OBLIGATION - STATE 1.2%
Georgia GO, Ser. A, 6.00%, 04/01/2015	1,780,000	2,071,404

HOSPITAL 10.8%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert.,
Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	521,077
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,988,131
5.25%, 12/01/2022	3,690,000	3,876,677
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%,
07/01/2012	875,000	949,777
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast
Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	524,240
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	626,160
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Healthcare Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,135,300
Lexington Cnty., SC Hlth. Svcs. Dist. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,602,390
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia,
Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,055,490
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%,
07/01/2035	1,425,000	1,492,189
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj.:
5.00%, 10/01/2022	1,740,000	1,848,785
5.00%, 10/01/2026	1,000,000	1,057,270

		18,677,486

HOUSING 18.9%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,680,680
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,617,805
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,164,710
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,713,623
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	740,418
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	602,551
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ.
Jaguar Student Hsg., LLC Proj., Ser. A:
5.25%, 02/01/2035	2,000,000	2,109,020
5.375%, 02/01/2025	3,870,000	4,140,668

		32,769,475

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	$ 1,120,000	$1,246,549
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%,
08/01/2030	3,000,000	3,025,920
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,615,650

		5,888,119

LEASE 16.6%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%,
12/01/2024	4,000,000	4,239,800
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A, 5.375%,
07/01/2019, (Insd. by MBIA)	2,985,000	2,642,660
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020,
(Insd. by AMBAC)	1,825,000	1,981,019
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023,
(Insd. by AMBAC)	7,915,000	8,750,508
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,066,800
Georgia Muni. Assn. COP, City Ct. Atlanta Proj., 5.50%, 12/01/2016, (Insd.
by AMBAC)	9,235,000	10,044,120

		28,724,907

PRE-REFUNDED 1.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	500,000	539,615
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	552,365
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	436,531
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	537,680
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,060,000	1,098,457

		3,164,648

PUBLIC FACILITIES 0.8%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd.
by MBIA)	1,250,000	1,332,450

RESOURCE RECOVERY 0.6%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.00%, 04/01/2033	1,000,000	1,036,170

SPECIAL TAX 2.0%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,395,423
New Kent Cnty., VA CDA Spl. Assmt. RB, Ser. A, 5.125%, 03/01/2036	1,000,000	1,014,660
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,030,220

		3,440,303

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.5%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	$ 2,000,000	$2,224,620
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,166,600

		4,391,220

UTILITY 3.2%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj., Ser. B, 5.00%, 03/15/2018	5,000,000	5,442,850

WATER & SEWER 15.9%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,374,537
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,092,088
Clayton Cnty., GA Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,862,080
6.25%, 05/01/2016	2,000,000	2,171,020
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,321,492
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020, (Insd. by MBIA) ‡	1,255,000	1,351,481
5.00%, 07/01/2021, (Insd. by MBIA) ‡	1,095,000	1,177,604
5.00%, 07/01/2022, (Insd. by MBIA) ‡	2,490,000	2,674,575
5.00%, 07/01/2023, (Insd. by MBIA) ‡	2,615,000	2,804,866
5.00%, 07/01/2024, (Insd. by MBIA) ‡	2,745,000	2,940,103
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,074,700
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,039,280
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd.
by AMBAC)	1,530,000	1,654,466
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	757,005
5.30%, 07/01/2018	1,250,000	1,271,625

		27,566,922

Total Investments (cost $168,976,577) 101.7%		175,983,314
Other Assets and Liabilities (1.7%)		(2,923,972)

Net Assets 100.0%		$173,059,342

‡ Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

Summary of Abbreviations
ACA	American Credit Association	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	PCRRB	Pollution Control Refunding Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
ETM	Escrow to Maturity	RHA	Residential Housing Authority
FGIC	Financial Guaranty Insurance Co.	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TUFF	The University Financing Foundation, Inc.
HFA	Housing Finance Authority

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:
Georgia	86.0%
South Carolina	5.6%
Virginia	1.9%
Virgin Islands	1.7%
Florida	1.3%
Maryland	1.3%
Puerto Rico	0.9%
Pennsylvania	0.7%
Nevada	0.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of
February 28, 2007:
AAA	53.1%
AA	14.1%
A	13.2%
BBB	12.1%
NR	7.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:
1 to 3 year(s)	1.1%
3 to 5 years	8.4%
5 to 10 years	18.2%
10 to 20 years	52.8%
20 to 30 years	19.5%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $168,976,577)	$175,983,314
Receivable for securities sold	1,091,588
Receivable for Fund shares sold	17,352
Interest receivable	2,363,310
Prepaid expenses and other assets	25,832

Total assets	179,481,396

Liabilities
Dividends payable	466,949
Payable for Fund shares redeemed	311,745
Payable for floating-rate notes issued	5,100,000
Due to custodian bank	488,523
Interest and fee expense payable	30,039
Advisory fee payable	1,532
Due to other related parties	1,096
Accrued expenses and other liabilities	22,170

Total liabilities	6,422,054

Net assets	$173,059,342

Net assets represented by
Paid-in capital	$166,076,191
Overdistributed net investment income	(197,855)
Accumulated net realized gains on investments	174,269
Net unrealized gains on investments	7,006,737

Total net assets	$173,059,342

Net assets consists of
Class A	$27,219,478
Class B	9,980,036
Class C	2,547,067
Class I	133,312,761

Total net assets	$173,059,342

Shares outstanding (unlimited number of shares authorized)
Class A	2,700,245
Class B	990,048
Class C	252,680
Class I	13,224,873

Net asset value per share
Class A	$10.08
Class A — Offering price (based on sales charge of 4.75%)	$10.58
Class B	$10.08
Class C	$10.08
Class I	$10.08

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$4,406,753
Income from affiliate	9,534

Total investment income	4,416,287

Expenses
Advisory fee	380,385
Distribution Plan expenses
Class A	40,736
Class B	51,364
Class C	12,562
Administrative services fee	90,174
Transfer agent fees	14,618
Trustees’ fees and expenses	1,379
Printing and postage expenses	11,529
Custodian and accounting fees	31,482
Registration and filing fees	18,135
Professional fees	13,036
Interest and fee expense	98,137
Other	3,613

Total expenses	767,150
Less: Expense reductions	(2,831)
Expense reimbursements	(6,789)

Net expenses	757,530

Net investment income	3,658,757

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	751,471
Futures contracts	(99,351)

Net realized gains on investments	652,120
Net change in unrealized gains or losses on investments	592,596

Net realized and unrealized gains or losses on investments	1,244,716

Net increase in net assets resulting from operations	$4,903,473

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$3,658,757		$8,899,840
Net realized gains on investments		652,120		2,420,840
Net change in unrealized gains or losses
on investments		592,596		(6,334,687)

Net increase in net assets resulting from
operations		4,903,473		4,985,993

Distributions to shareholders from
Net investment income
Class A		(525,841)		(1,012,608)
Class B		(160,632)		(376,633)
Class C		(39,392)		(91,231)
Class I		(2,909,861)		(7,430,085)
Net realized gains
Class A		(70,576)		0
Class B		(26,589)		0
Class C		(6,183)		0
Class I		(368,656)		0

Total distributions to shareholders		(4,107,730)		(8,910,557)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	295,637	2,972,709	336,466	3,363,313
Class B	19,867	200,117	77,225	771,461
Class C	22,944	230,042	54,008	541,190
Class I	526,297	5,289,110	3,632,336	36,420,105

		8,691,978		41,096,069

Net asset value of shares issued in
reinvestment of distributions
Class A	37,605	378,609	63,045	630,932
Class B	11,846	119,270	24,478	245,067
Class C	2,381	23,982	4,611	46,163
Class I	19,943	200,967	14,463	144,699

		722,828		1,066,861

Automatic conversion of Class B shares
to Class A shares
Class A	22,427	225,682	94,800	949,729
Class B	(22,427)	(225,682)	(94,800)	(949,729)

		0		0

Payment for shares redeemed
Class A	(339,220)	(3,406,984)	(414,666)	(4,153,578)
Class B	(102,619)	(1,032,198)	(248,207)	(2,485,057)
Class C	(54,011)	(541,484)	(92,095)	(923,338)
Class I	(2,406,901)	(24,188,144)	(6,641,445)	(66,287,147)

		(29,168,810)		(73,849,120)

Net decrease in net assets resulting from
capital share transactions		(19,754,004)		(31,686,190)

Total decrease in net assets		(18,958,261)		(35,610,754)
Net assets
Beginning of period		192,017,603		227,628,357

End of period	$ 173,059,342		$ 192,017,603

Overdistributed net investment income		$(197,855)		$(220,886)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Inverse floating rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,789.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $5,672 from the sale of Class A shares and $11,040 and $447 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $33,164,538 and $70,240,253, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,100,000	1.22%	$10,948,629

During the six months end February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $96,632.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $168,978,227. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,005,087 and $0, respectively, with a net unrealized appreciation of $7,005,087.

As of August 31, 2006, the Fund had $4,197 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended February 28, 2007, the Fund had average borrowings outstanding of $25,560 (on an annualized basis) at an average rate of 5.89% and paid interest of $1,505.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affili-ated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,200. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Georgia Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

27

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund’s performance relative to the Fund’s peer group had improved for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

29

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565569 rv4 4/2007

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen High Income Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Goal and Strategy Changes

Effective March 1, 2007, Evergreen Florida High Income Municipal Bond Fund is renamed Evergreen High Income Municipal Bond Fund.

Effective March 1, 2007, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following: The Fund seeks current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

In addition, effective March 1, 2007, the Fund no longer focuses its investments on securities that would have been exempt from the Florida intangibles tax. The Fund’s investment strategy has been revised to state that the Fund normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. However, the Fund will likely have a substantial portion of its assets invested in securities of Florida issuers for a period following March 1, 2007, pending investments in a more geographically diverse portfolio of securities over time.

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	-1.52%	-2.01%	1.99%	N/A

6-month return w/o sales charge	3.37%	2.99%	2.99%	3.50%

Average annual return*

1-year with sales charge	0.79%	0.03%	4.03%	N/A

1-year w/o sales charge	5.80%	5.03%	5.03%	6.08%

5-year	4.31%	4.24%	4.58%	5.63%

10-year	4.60%	4.34%	4.42%	5.39%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,033.70	$ 5.04
Class B	$ 1,000.00	$ 1,029.89	$ 8.81
Class C	$ 1,000.00	$ 1,029.89	$ 8.81
Class I	$ 1,000.00	$ 1,034.98	$ 3.78
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.84	$ 5.01
Class B	$ 1,000.00	$ 1,016.12	$ 8.75
Class C	$ 1,000.00	$ 1,016.12	$ 8.75
Class I	$ 1,000.00	$ 1,021.08	$ 3.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.75% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.26	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.23	0.48	0.50	0.51	0.53	0.58
Net realized and unrealized gains or losses on investments	0.11	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.34	0.42	0.79	0.58	0.24	0.38

Distributions to shareholders from
Net investment income	(0.23)	(0.48)	(0.50)	(0.51)	(0.53)	(0.58)

Net asset value, end of period	$10.37	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	3.37%	4.17%	8.10%	5.91%	2.42%	3.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$242,515	$233,585	$205,593	$179,971	$186,685	$196,678
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.00%[3]	0.94%	0.96%	1.01%	0.99%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.05%[3]	0.99%	0.98%	1.01%	0.99%	0.97%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.92%[3]	0.92%	0.96%	1.01%	0.99%	0.88%
Interest and fee expense[4]	0.08%[3]	0.02%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	4.59%[3]	4.71%	4.93%	5.05%	5.27%	5.63%
Portfolio turnover rate	26%	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.26	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.20	0.40	0.43	0.44	0.46	0.50
Net realized and unrealized gains or losses on investments	0.10	(0.05)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.30	0.35	0.72	0.51	0.17	0.30

Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.43)	(0.44)	(0.46)	(0.50)

Net asset value, end of period	$10.37	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	2.99%	3.44%	7.35%	5.17%	1.67%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,885	$60,381	$80,083	$97,754	$125,469	$135,832
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[2]	1.75%[3]	1.69%	1.68%	1.71%	1.72%	1.63%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.75%[3]	1.69%	1.68%	1.71%	1.72%	1.72%
Expenses including waivers/reimbursements but
rexcluding expense reductions and interest and fee expense	1.67%[3]	1.67%	1.68%	1.71%	1.72%	1.63%
Interest and fee expense[4]	0.08%[3]	0.02%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.83%[3]	3.97%	4.22%	4.35%	4.54%	4.87%
Portfolio turnover rate	26%	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.26	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.20	0.41	0.43	0.44	0.46	0.50
Net realized and unrealized gains or losses on investments	0.10	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.30	0.35	0.72	0.51	0.17	0.30

Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.43)	(0.44)	(0.46)	(0.50)

Net asset value, end of period	$10.37	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	2.99%	3.44%	7.35%	5.17%	1.67%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,813	$34,157	$26,760	$17,533	$19,729	$22,650
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[2]	1.75%[3]	1.69%	1.68%	1.71%	1.72%	1.63%
Expenses excluding waivers/reimbursements
and expense reductions[2]	1.75%[3]	1.69%	1.68%	1.71%	1.72%	1.72%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	1.67%[3]	1.67%	1.68%	1.71%	1.72%	1.63%
Interest and fee expense[4]	0.08%[3]	0.02%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.84%[3]	3.95%	4.19%	4.35%	4.54%	4.85%
Portfolio turnover rate	26%	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.26	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.25	0.51	0.53	0.54	0.56	0.61
Net realized and unrealized gains or losses on investments	0.11	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.36	0.45	0.82	0.61	0.27	0.41

Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.53)	(0.54)	(0.56)	(0.61)

Net asset value, end of period	$10.37	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return	3.50%	4.48%	8.42%	6.23%	2.69%	4.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$144,195	$156,088	$112,551	$87,440	$81,057	$91,535
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[1]	0.75%[2]	0.69%	0.69%	0.71%	0.72%	0.63%
Expenses excluding waivers/reimbursements
and expense reductions[1]	0.75%[2]	0.69%	0.69%	0.71%	0.72%	0.72%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.67%[2]	0.67%	0.69%	0.71%	0.72%	0.63%
Interest and fee expense[3]	0.08%[2]	0.02%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	4.83%[2]	4.96%	5.21%	5.35%	5.54%	5.87%
Portfolio turnover rate	26%	62%	41%	31%	26%	26%

1 The expense ratio includes interest and fee expense.

2 Annualized

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
COMMUNITY DEVELOPMENT DISTRICT 41.6%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$5,000,000	$5,097,450
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,652,920
Ser. B, 5.20%, 05/01/2014	1,145,000	1,159,954
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,049,960
Bartram Park, FL CDD Spl. Assmt. RB:
4.875%, 05/01/2015	915,000	901,916
5.30%, 05/01/2035	990,000	994,920
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	3,636,795
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	189,000	190,019
Baywinds, FL CDD Spl. Assmt. RB, Ser. A, 5.25%, 05/01/2037	4,155,000	4,160,983
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,196,890
Ser. B, 6.75%, 05/01/2007	490,000	490,436
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,835,000	2,933,488
Ser. B, 5.70%, 05/01/2010	1,550,000	1,551,550
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	975,000	1,052,035
Ser. B, 5.30%, 11/01/2009	155,000	155,040
Creekside, FL CDD RB, 5.20%, 05/01/2038	1,545,000	1,558,256
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,955,000	2,145,026
Dulles, VA CDD Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,970,000	3,079,266
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	3,000,000	3,028,410
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,060,000	1,119,254
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,600,000	1,663,872
6.375%, 05/01/2035	1,285,000	1,374,950
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	15,000	15,001
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.625%, 07/01/2025	2,500,000	2,567,325
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,905,000	2,909,822
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	685,000	687,555
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	125,000	124,921
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,305,000	2,008,900
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,100,000	2,167,032
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,038,940
Ser. B, 5.10%, 11/01/2009	1,795,000	1,794,067
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,455,000	2,461,849
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,220,000	2,224,484
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,100,000
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,325,280
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,160,000	2,300,897

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	$3,710,000	$3,850,832
Ser. C, 7.00%, 05/01/2030	3,000,000	3,063,570
K-Bar Ranch, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	1,000,000	1,020,170
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,725,000	1,734,453
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,589,734	1,589,702
Landmark at Doral, FL CDD Spl. Assmt. RB,Ser. A, 5.50%, 05/01/2038	4,000,000	4,121,680
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	725,000	726,175
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,118,773
Ser. A, 7.65%, 05/01/2032	1,920,000	2,087,424
Ser. B, 6.75%, 05/01/2007	110,000	110,098
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	3,140,128
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,528,380
Heron Bay Proj., 7.00%, 05/01/2019	1,552,000	1,585,896
Parkland Country Club, 5.45%, 05/01/2026	5,000,000	5,169,450
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,075,000	1,127,138
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,820,162
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	700,000	704,088
5.80%, 05/01/2026	5,000,000	5,124,550
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	445,000	455,199
Ser. A, 6.125%, 05/01/2035	985,000	1,053,645
Ser. B, 5.125%, 05/01/2009	1,000,000	1,002,880
Palm Glades, FL CDD Spl. Assmt. RB, Ser. B, 4.85%, 05/01/2011	1,925,000	1,906,828
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	1,094,916
Ser. B, 5.00%, 05/01/2011	2,980,000	2,982,026
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,730,000	4,988,778
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	5,122,900
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,175,000	3,277,648
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037	3,570,000	3,548,080
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	75,000	75,671
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	245,000	245,862
Ser. B-2, 5.375%, 05/01/2013	6,265,000	6,394,685
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,820,000	7,669,856
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,975,000	2,080,742
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,109,600
Ser. B, 5.25%, 05/01/2016	1,500,000	1,533,870
Two Creek’s Cmnty., FL CDD Spl. Assmt. RB, 5.25%, 05/01/2037	2,185,000	2,194,308
Verandah, East Florida CDD RB, Ser. A, 5.40%, 05/01/2037	6,815,000	6,992,463

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	$8,580,000	$8,696,516
Ser. B, 5.00%, 11/01/2013	3,000,000	3,003,150
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	5,611,980
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,180,000	1,185,121
7.50%, 05/01/2017	1,252,500	1,255,631
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	2,021,580
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,231,030
Ser. A-2, 6.125%, 05/01/2035	2,715,000	2,909,285

		198,186,382

CONTINUING CARE RETIREMENT COMMUNITY 22.4%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	3,000,000	3,567,420
Fulton Cnty., GA Residential Care Facs. RB:
First Mtg. Lenbrook Proj., Ser. A, 5.125%, 07/01/2037	10,000,000	9,915,600
Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,535,392
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,430,350
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%,
10/01/2035	3,350,000	3,452,845
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,636,714
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,452,793
6.375%, 10/01/2025	6,575,000	6,750,289
Shell Point Vlg. Proj.:
5.00%, 11/15/2032	3,750,000	3,810,337
5.125%, 11/15/2036	2,500,000	2,572,100
Ser. A:
5.50%, 11/15/2029	2,200,000	2,258,476
5.75%, 11/15/2011	1,015,000	1,057,051
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,392,798
5.70%, 07/01/2026	2,000,000	2,079,460
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,613
Waterford Proj.:
5.30%, 10/01/2007	990,000	990,822
5.50%, 10/01/2015	6,500,000	6,505,460
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C,
5.40%, 12/01/2033	5,410,000	5,617,419
Prince William Cnty., VA IDA RB, Residential Care Facs., Westminster Lake, 4.875%,
01/01/2020	2,500,000	2,537,950

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster
Lake, 5.125%, 01/01/2026	$ 2,500,000	$2,594,775
St. John’s Cnty., FL IDA RB:
Bayview Proj., Ser A:
5.20%, 10/01/2027	565,000	574,176
5.25%, 10/01/2041	2,800,000	2,848,804
Glenmoor St. John’s Proj., Ser. A:
5.25%, 01/01/2026	1,120,000	1,138,939
8.00%, 01/01/2020	5,000,000	5,573,800
8.00%, 01/01/2023	4,500,000	5,016,420
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,858,798
St. John’s Cnty., FL IDA RRB, Glenmoor St. John’s Proj., Ser. A, 5.375%,
01/01/2040	2,500,000	2,561,125
Washington Hsg. Fin. Auth. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	4,000,000	4,147,760
5.625%, 01/01/2038	4,100,000	4,223,041

		106,853,527

EDUCATION 3.7%
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.,
5.125%, 03/01/2037	1,000,000	1,035,230
Pinellas Cnty., FL Edl. Facs. Auth. RB, Eckerd College Proj., 5.25%, 10/01/2029	5,500,000	5,924,820
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.00%, 10/15/2035	7,000,000	7,349,860
Ser. A, 5.75%, 10/15/2029	3,180,000	3,311,302

		17,621,212

HOSPITAL 19.7%
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,466,450
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	5,000,000	5,316,100
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%,
11/15/2029	5,000,000	5,628,300
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,169,020
Ser. B, 5.25%, 10/01/2028	5,000,000	5,267,000
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,770,000	3,779,877
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%,
08/15/2035	5,000,000	5,263,550
Maryland Hlth. & Higher Edl. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. A, 5.30%, 01/01/2037	2,750,000	2,800,462
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,148,170
Ser. C, 5.125%, 11/15/2024	2,050,000	2,151,250
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl. Hlth. Care Sys., Ser. B, 5.125%,
11/15/2039	6,200,000	6,561,150

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	$ 6,585,000	$7,517,897
5.50%, 07/01/2028	17,850,000	21,380,730
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	3,000,000	3,259,590
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,562,805
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,500,000	8,294,555
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,179,400

		93,746,306

HOUSING 0.6%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,981,873

INDUSTRIAL DEVELOPMENT REVENUE 1.2%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,053,430
6.75%, 07/01/2029	2,410,000	2,475,624

		5,529,054

LEASE 0.4%
Saint Paul, MN Port. Auth. RB, Lease Rev. Regions Hosp. Proj., Ser. 1:
5.00%, 08/01/2021	475,000	491,217
5.00%, 08/01/2036	1,375,000	1,402,912

		1,894,129

MISCELLANEOUS REVENUE 1.1%
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	3,280,000	3,705,514
Prairie Ctr., CO GO, Metro. Dist. No. 3 Property Tax, Ser. A, 5.25%, 12/15/2021	1,350,000	1,373,693

		5,079,207

PUBLIC FACILITIES 1.6%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,340,000	2,434,208
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	935,000	989,698
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	4,300,000	4,392,923

		7,816,829

SPECIAL TAX 1.4%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,840,488
Ser. B, 5.45%, 03/01/2036	2,665,000	2,698,526
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	306,552

		6,845,566

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.9%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.88%, 10/01/2022 ‡	$ 7,000,000	$9,215,752
Triborough Bridge & Tunnel Auth. NY RB, Ser. A., 5.00%, 01/01/2014 ‡	8,545,000	9,258,131

		18,473,883

UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,375,000	1,444,905
7.375%, 10/01/2019	785,000	794,593

		2,239,498

WATER & SEWER 1.8%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,138,479
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,058,980
6.00%, 08/01/2029	2,600,000	2,759,328
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,486,101
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,412,981

		8,855,869

Total Investments (cost $457,122,668) 99.9%		476,123,335
Other Assets and Liabilities 0.1%		284,856

Net Assets 100.0%		$476,408,191

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
EDA	Economic Development Authority
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:
Florida	80.4%
Virginia	5.1%
Georgia	4.3%
Texas	3.9%
Maryland	1.9%
Washington	1.8%
New York	1.0%
Illinois	0.9%
Minnesota	0.4%
Colorado	0.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:
AAA	57.0%
AA	16.3%
A	8.5%
BBB	9.1%
NR	9.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:
Less than 1 Year	2.2%
1 to 3 year(s)	4.2%
3 to 5 years	4.6%
5 to 10 years	27.3%
10 to 20 years	46.0%
20 to 30 years	15.7%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $457,122,668)	$476,123,335
Receivable for securities sold	5,024,144
Receivable for Fund shares sold	462,331
Interest receivable	7,579,204
Prepaid expenses and other assets	15,710

Total assets	487,204,724

Liabilities
Dividends payable	1,049,150
Payable for securities purchased	1,426,108
Payable for Fund shares redeemed	905,604
Due to custodian bank	13,623
Payable for floating-rate notes issued	9,240,000
Interest and fee expense payable	101,884
Advisory fee payable	1,416
Due to other related parties	2,902
Accrued expenses and other liabilities	55,846

Total liabilities	12,796,533

Net assets	$476,408,191

Net assets represented by
Paid-in capital	$500,718,636
Overdistributed net investment income	(135,718)
Accumulated net realized losses on investments	(43,175,394)
Net unrealized gains on investments	19,000,667

Total net assets	$476,408,191

Net assets consists of
Class A	$242,515,259
Class B	52,884,616
Class C	36,812,903
Class I	144,195,413

Total net assets	$476,408,191

Shares outstanding (unlimited number of shares authorized)
Class A	23,381,984
Class B	5,098,956
Class C	3,549,380
Class I	13,902,813

Net asset value per share
Class A	$10.37
Class A — Offering price (based on sales charge of 4.75%)	$10.89
Class B	$10.37
Class C	$10.37
Class I	$10.37

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$13,246,158
Income from affiliate	86,673

Total investment income	13,332,831

Expenses
Advisory fee	1,123,349
Distribution Plan expenses
Class A	354,063
Class B	281,648
Class C	176,899
Administrative services fee	237,967
Transfer agent fees	84,361
Trustees’ fees and expenses	3,420
Printing and postage expenses	16,624
Custodian and accounting fees	83,365
Registration and filing fees	26,665
Professional fees	17,182
Interest and fee expense	181,013
Other	9,269

Total expenses	2,595,825
Less: Expense reductions	(6,421)
Expense reimbursements	(59,010)

Net expenses	2,530,394

Net investment income	10,802,437

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,647,882
Futures contracts	(268,518)

Net realized gains on investments	2,379,364
Net change in unrealized gains or losses on investments	2,795,153

Net realized and unrealized gains or losses on investments	5,174,517

Net increase in net assets resulting from operations	$15,976,954

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$10,802,437		$20,892,287
Net realized gains on investments		2,379,364		195,337
Net change in unrealized gains or losses
on investments		2,795,153		(2,377,349)

Net increase in net assets resulting
from operations		15,976,954		18,710,275

Distributions to shareholders from
Net investment income
Class A		(5,370,839)		(10,037,012)
Class B		(1,070,914)		(2,789,398)
Class C		(672,004)		(1,206,392)
Class I		(3,603,269)		(6,826,182)

Total distributions to shareholders		(10,717,026)		(20,858,984)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,429,914	25,093,107	5,474,934	55,786,037
Class B	163,297	1,685,811	577,590	5,919,440
Class C	535,988	5,536,267	1,083,095	11,044,348
Class I	723,923	7,456,890	7,069,981	72,177,343

		39,772,075		144,927,168

Net asset value of shares issued in
reinvestment of distributions
Class A	254,181	2,627,709	439,800	4,483,031
Class B	43,426	448,916	117,668	1,199,612
Class C	27,335	282,599	46,402	472,980
Class I	38,408	397,044	57,305	583,991

		3,756,268		6,739,614

Automatic conversion of Class B shares to
Class A shares
Class A	311,689	3,217,738	1,130,757	11,528,918
Class B	(311,689)	(3,217,738)	(1,130,757)	(11,528,918)

		0		0

Payment for shares redeemed
Class A	(2,383,046)	(24,591,811)	(4,204,955)	(42,841,959)
Class B	(681,937)	(7,034,218)	(1,441,477)	(14,694,487)
Class C	(343,563)	(3,553,923)	(393,806)	(4,010,825)
Class I	(2,074,795)	(21,410,556)	(2,822,126)	(28,746,877)

		(56,590,508)		(90,294,148)

Net increase (decrease) in net assets
resulting from capital share
transactions		(13,062,165)		61,372,634

Total increase (decrease) in net assets		(7,802,237)		59,223,925
Net assets
Beginning of period		484,210,428		424,986,503

End of period	$ 476,408,191		$ 484,210,428

Overdistributed net investment income		$(135,718)		$(221,129)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) (formerly, Florida High Income Municipal Bond Fund) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $59,010.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $19,077 from the sale of Class A shares and $65,552 and $7,664 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $126,159,737 and $143,753,075, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes	Range of	Floating-Rate
Outstanding	Interest Rates	Notes Outstanding

$9,240,000	1.98% - 2.27%	$18,473,883

During the six months end February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $179,322.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $457,122,668. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,495,209 and $494,542, respectively, with a net unrealized appreciation of $19,000,667.

As of August 31, 2006, the Fund had $45,554,758 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$4,365,480	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended February 28, 2007, the Fund had average borrowings outstanding of $28,952 (on an annualized basis) at an average rate of 5.84% and paid interest of $1,691.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allega-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen High Income Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

28

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

29

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

30

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565567 rv4 4/2007

Evergreen Maryland Municipal Bond Fund

# Evergreen

## MARYLAND MUNICIPAL BOND FUND

**Semiannual Report**
**as of February 28, 2007**

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Maryland Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal Change

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Maryland state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

6-month return with sales charge	-2.45%	-2.93%	1.07%	N/A

6-month return w/o sales charge	2.45%	2.07%	2.07%	2.58%

Average annual return*

1-year with sales charge	-0.78%	-1.56%	2.44%	N/A

1-year w/o sales charge	4.19%	3.44%	3.44%	4.47%

5-year	2.96%	2.88%	3.23%	4.27%

10-year	3.97%	3.78%	3.89%	4.75%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,024.50	$ 4.92
Class B	$ 1,000.00	$ 1,020.72	$ 8.67
Class C	$ 1,000.00	$ 1,020.72	$ 8.67
Class I	$ 1,000.00	$ 1,025.77	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.93	$ 4.91
Class B	$ 1,000.00	$ 1,016.22	$ 8.65
Class C	$ 1,000.00	$ 1,016.22	$ 8.65
Class I	$ 1,000.00	$ 1,021.17	$ 3.66

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13	$ 11.00

Income from investment operations
Net investment income (loss)	0.21	0.40	0.41	0.41	0.46	0.46
Net realized and unrealized gains or losses
on investments	0.06	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.27	0.29	0.41	0.55	0.26	0.59

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.41)	(0.41)	(0.46)	(0.46)

Net asset value, end of period	$ 11.02	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Total return[1]	2.45%	2.69%	3.73%	5.11%	2.30%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,360	$21,011	$22,121	$21,719	$22,806	$23,224
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[2]	0.98%	1.00%	1.05%	0.95%	0.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[2]	1.03%	1.02%	1.05%	0.95%	0.94%
Net investment income (loss)	3.83%[2]	3.70%	3.67%	3.72%	4.09%	4.24%
Portfolio turnover rate	15%	43%	23%	35%	24%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.96	$11.07	$11.07	$10.93	$ 11.13	$11.00

Income from investment operations
Net investment income (loss)	0.17	0.32	0.33	0.33	0.38	0.38
Net realized and unrealized gains or losses
on investments	0.06	(0.11)	0	0.14	(0.21)	0.13

Total from investment operations	0.23	0.21	0.33	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.33)	(0.33)	(0.37)	(0.38)

Net asset value, end of period	$11.02	$10.96	$11.07	$11.07	$ 10.93	$11.13

Total return[1]	2.07%	1.97%	3.01%	4.38%	1.55%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,092	$7,080	$8,511	$9,653	$11,028	$9,161
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.73%	1.73%	1.76%	1.68%	1.69%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.73%	1.73%	1.76%	1.68%	1.69%
Net investment income (loss)	3.07%[2]	2.95%	2.95%	3.02%	3.35%	3.48%
Portfolio turnover rate	15%	43%	23%	35%	24%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.96	$11.07	$11.07	$10.93	$11.13	$11.00

Income from investment operations
Net investment income (loss)	0.17	0.32	0.33	0.33	0.37	0.38
Net realized and unrealized gains or losses
on investments	0.06	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.23	0.21	0.33	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.33)	(0.33)	(0.37)	(0.38)

Net asset value, end of period	$11.02	$10.96	$11.07	$11.07	$10.93	$11.13

Total return[1]	2.07%	1.97%	3.01%	4.38%	1.55%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,105	$3,137	$3,709	$3,637	$4,109	$3,132
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.73%	1.73%	1.76%	1.68%	1.69%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.73%	1.73%	1.76%	1.68%	1.69%
Net investment income (loss)	3.08%[2]	2.96%	2.94%	3.02%	3.34%	3.47%
Portfolio turnover rate	15%	43%	23%	35%	24%	20%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13	$ 11.00

Income from investment operations
Net investment income (loss)	0.22	0.43	0.44	0.44	0.49	0.49
Net realized and unrealized gains or losses
on investments	0.06	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.28	0.32	0.44	0.58	0.29	0.62

Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.44)	(0.44)	(0.49)	(0.49)

Net asset value, end of period	$ 11.02	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Total return	2.58%	2.99%	4.04%	5.43%	2.57%	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,570	$42,237	$42,215	$42,744	$37,036	$33,007
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[1]	0.73%	0.73%	0.76%	0.68%	0.69%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[1]	0.73%	0.73%	0.76%	0.68%	0.69%
Net investment income (loss)	4.07%[1]	3.95%	3.94%	4.00%	4.36%	4.47%
Portfolio turnover rate	15%	43%	23%	35%	24%	20%

1 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.3%
COMMUNITY DEVELOPMENT DISTRICT 3.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$349,000	$357,830
6.625%, 07/01/2025	1,000,000	1,026,930
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	970,000	1,019,722

		2,404,482

CONTINUING CARE RETIREMENT COMMUNITY 6.1%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	1,044,310
5.40%, 01/01/2037	1,200,000	1,258,032
King Farm Presbyterian Cmnty., Ser. A, 5.25%, 01/01/2027	2,000,000	2,041,480

		4,343,822

EDUCATION 23.9%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,257,749
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,225,601
6.00%, 06/01/2021	1,000,000	1,129,760
Maryland Econ. Dev. Corp. Student Housing RRB, Univ. of Maryland College Park
Proj., 5.00%, 06/01/2015	805,000	874,182
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	590,386
5.625%, 07/01/2020	680,000	730,606
5.625%, 07/01/2022	280,000	300,698
Goucher College, 5.375%, 07/01/2025	1,450,000	1,568,972
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	527,280
Loyola College, Ser. A, 5.125%, 10/01/2045	1,675,000	1,772,083
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	557,417
Washington Christian Academy, 5.50%, 07/01/2038	1,200,000	1,237,632
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	889,207
6.00%, 05/01/2035	1,000,000	1,076,770
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,129,906
University of Maryland Sys. Auxiliary Facs. & Tuition RRB, Ser. A, 5.00%,
04/01/2014	2,000,000	2,164,700

		17,032,949

GENERAL OBLIGATION - LOCAL 7.9%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017 #	1,000,000	1,098,580
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	528,745
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,728,500
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	68,746
5.25%, 10/01/2019	1,150,000	1,219,874

		5,644,445

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 23.7%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	$ 2,000,000	$2,138,920
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	998,960
6.00%, 07/01/2017	830,000	905,746
6.00%, 07/01/2020	1,485,000	1,619,779
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,280,064
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,076,160
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,820,394
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	337,161
5.50%, 07/01/2022	350,000	373,964
5.75%, 07/01/2020	500,000	541,430
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,409,993
5.75%, 07/01/2021	1,000,000	1,070,700
6.625%, 07/01/2020	1,000,000	1,101,590
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,000,000	2,170,020

		16,844,881

HOUSING 6.2%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,014,080
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,047,920
5.875%, 07/01/2021	500,000	516,565
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,082,203
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	261,443
5.35%, 07/01/2021	500,000	518,315

		4,440,526

INDUSTRIAL DEVELOPMENT REVENUE 7.7%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj.,
4.60%, 04/01/2016	2,500,000	2,570,275
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	1,075,000	1,214,460
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,694,144

		5,478,879

LEASE 2.1%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%,
08/15/2020	308,000	435,836
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,076,300

		1,512,136

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	$ 1,000,000	$1,093,270

PRE-REFUNDED 1.8%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,245,159

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery
Proj., Ser. A, 6.00%, 07/01/2007	50,000	50,257

TRANSPORTATION 0.5%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010,
(Insd. by FGIC)	300,000	322,167

WATER & SEWER 11.4%
Baltimore, MD RRB, Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,655,910
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,113,830
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%,
06/01/2012	5,000,000	5,329,900

		8,099,640

Total Municipal Obligations (cost $65,802,020)		68,512,613

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø ##
(cost $1,870,533)	1,870,533	1,870,533

Total Investments (cost $67,672,553) 99.0%		70,383,146
Other Assets and Liabilities 1.0%		744,477

Net Assets 100.0%		$71,127,623

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

Summary of Abbreviations
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2007:

Maryland	93.8%
Pennsylvania	3.1%
District of Columbia	0.5%
Non-state specific	2.6%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:

AAA	29.7%
AA	20.7%
A	18.4%
BBB	16.7%
NR	14.5%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of February 28, 2007:

Less than 1 year	2.7%
1 to 3 year(s)	1.6%
3 to 5 years	7.7%
5 to 10 years	33.9%
10 to 20 years	41.3%
20 to 30 years	7.8%
Greater than 30 years	5.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $65,802,020)	$68,512,613
Investments in affiliated money market fund, at value (cost $1,870,533)	1,870,533

Total investments	70,383,146
Receivable for securities sold	1,163,309
Receivable for Fund shares sold	1,866
Interest receivable	891,364
Prepaid expenses and other assets	28,396

Total assets	72,468,081

Liabilities
Dividends payable	157,294
Payable for securities purchased	1,162,542
Payable for Fund shares redeemed	5,731
Advisory fee payable	464
Due to other related parties	739
Accrued expenses and other liabilities	13,688

Total liabilities	1,340,458

Net assets	$71,127,623

Net assets represented by
Paid-in capital	$69,596,989
Overdistributed net investment income	(35,825)
Accumulated net realized losses on investments	(1,144,134)
Net unrealized gains on investments	2,710,593

Total net assets	$71,127,623

Net assets consists of
Class A	$20,360,397
Class B	6,091,903
Class C	3,104,971
Class I	41,570,352

Total net assets	$71,127,623

Shares outstanding (unlimited number of shares authorized)
Class A	1,847,682
Class B	552,847
Class C	281,773
Class I	3,772,515

Net asset value per share
Class A	$11.02
Class A—Offering price (based on sales charge of 4.75%)	$11.57
Class B	$11.02
Class C	$11.02
Class I	$11.02

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$1,713,448
Income from affiliate	13,149

Total investment income	1,726,597

Expenses
Advisory fee	151,085
Distribution Plan expenses
Class A	30,770
Class B	33,317
Class C	15,442
Administrative services fee	35,816
Transfer agent fees	14,514
Trustees’ fees and expenses	768
Printing and postage expenses	9,706
Custodian and accounting fees	12,891
Registration and filing fees	23,993
Professional fees	10,674
Other	1,748

Total expenses	340,724
Less: Expense reductions	(690)
Expense reimbursements	(5,128)

Net expenses	334,906

Net investment income	1,391,691

Net realized and unrealized gains or losses on investments
Net realized gains on investments	246,543
Net change in unrealized gains or losses on investments	144,276

Net realized and unrealized gains or losses on investments	390,819

Net increase in net assets resulting from operations	$1,782,510

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$1,391,691		$2,827,250
Net realized gains or losses on investments		246,543		(40,380)
Net change in unrealized gains or losses
on investments		144,276		(780,889)

Net increase in net assets resulting from
operations		1,782,510		2,005,981

Distributions to shareholders from
Net investment income
Class A		(389,045)		(784,763)
Class B		(101,375)		(228,917)
Class C		(46,965)		(103,119)
Class I		(842,032)		(1,700,959)

Total distributions to shareholders		(1,379,417)		(2,817,758)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	58,898	645,334	106,045	1,154,541
Class B	2,278	25,160	25,223	277,102
Class C	7,576	83,185	22,204	244,170
Class I	283,458	3,113,055	706,190	7,718,016

		3,866,734		9,393,829

Net asset value of shares issued in
reinvestment of distributions
Class A	22,187	244,013	44,056	480,715
Class B	5,715	62,860	13,547	147,840
Class C	1,746	19,204	3,364	36,704
Class I	892	9,812	1,631	17,784

		335,889		683,043

Automatic conversion of Class B shares
to Class A shares
Class A	31,762	348,602	67,523	737,364
Class B	(31,762)	(348,602)	(67,523)	(737,364)

		0		0

Payment for shares redeemed
Class A	(182,377)	(2,005,330)	(298,808)	(3,257,873)
Class B	(69,489)	(763,284)	(94,045)	(1,023,374)
Class C	(13,826)	(151,842)	(74,359)	(810,986)
Class I	(366,063)	(4,023,524)	(667,315)	(7,263,638)

		(6,943,980)		(12,355,871)

Net decrease in net assets resulting from
capital share transactions		(2,741,357)		(2,278,999)

Total decrease in net assets		(2,338,264)		(3,090,776)
Net assets
Beginning of period		73,465,887		76,556,663

End of period		$71,127,623		$73,465,887

Overdistributed net investment income		$(35,825)		$(48,099)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,128.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $1,439 from the sale of Class A shares and $7,505 and $500 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,761,808 and $15,871,684, respectively, for the six months ended February 28, 2007.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $67,672,553. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,714,443 and $3,850, respectively, with a net unrealized appreciation of $2,710,593.

As of August 31, 2006, the Fund had $1,379,901 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2014

$167,269	$804,652	$141,047	$14,131	$223,198	$29,604

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and elected to defer post-October losses of $9,432.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 28, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Maryland Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

25

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

26

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the performance of the Fund’s Class A shares relative to the Fund’s peer group had improved for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

27

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565570 rv4 4/2007

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

565570  rv4   4/2007

Evergreen North Carolina Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen North Carolina Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

   The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and North Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return.

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

6-month return with sales charge	-2.46%	-3.02%	0.98%	N/A

6-month return w/o sales charge	2.36%	1.98%	1.98%	2.49%

Average annual return*

1-year with sales charge	-0.59%	-1.43%	2.57%	N/A

1-year w/o sales charge	4.32%	3.57%	3.57%	4.60%

5-year	3.15%	3.06%	3.42%	4.45%

10-year	4.26%	4.00%	4.40%	5.04%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,023.60	$ 4.67
Class B	$ 1,000.00	$ 1,019.82	$ 8.41
Class C	$ 1,000.00	$ 1,019.82	$ 8.41
Class I	$ 1,000.00	$ 1,024.86	$ 3.41
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.18	$ 4.66
Class B	$ 1,000.00	$ 1,016.46	$ 8.40
Class C	$ 1,000.00	$ 1,016.46	$ 8.40
Class I	$ 1,000.00	$ 1,021.42	$ 3.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.30	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.19	0.39	0.38	0.39	0.42	0.49
Net realized and unrealized gains or losses on investments	0.06	(0.14)	(0.03)	0.21	(0.17)	0.07

Total from investment operations	0.25	0.25	0.35	0.60	0.25	0.56

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.38)	(0.39)	(0.42)	(0.49)
Net realized gains	0	(0.01)	0	0	0	0

Total distributions to shareholders	(0.19)	(0.39)	(0.38)	(0.39)	(0.42)	(0.49)

Net asset value, end of period	$10.36	$ 10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return[1]	2.36%	2.54%	3.42%	5.94%	2.36%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,550	$66,176	$74,119	$72,037	$82,895	$72,700
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[2]	0.93%[3]	0.84%	0.86%	0.88%	0.75%	0.65%
Expenses excluding waivers/reimbursements and expense
reductions[2]	0.98%[3]	0.89%	0.88%	0.88%	0.86%	0.86%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.84%[3]	0.81%	0.86%	0.88%	0.75%	0.65%
Interest and fee expense[4]	0.09%[3]	0.03%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.71%[3]	3.78%	3.66%	3.76%	4.01%	4.65%
Portfolio turnover rate	39%	83%	36%	15%	49%	20%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.30	$10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.15	0.31	0.31	0.32	0.34	0.40
Net realized and unrealized gains or losses on investments	0.06	(0.13)	(0.03)	0.21	(0.17)	0.08

Total from investment operations	0.21	0.18	0.28	0.53	0.17	0.48

Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.31)	(0.32)	(0.34)	(0.41)
Net realized gains	0	(0.01)	0	0	0	0

Total distributions to shareholders	(0.15)	(0.32)	(0.31)	(0.32)	(0.34)	(0.41)

Net asset value, end of period	$10.36	$10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return[1]	1.98%	1.82%	2.70%	5.21%	1.60%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,168	$7,861	$11,332	$14,254	$16,965	$18,372
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[2]	1.68%[3]	1.58%	1.58%	1.58%	1.49%	1.40%
Expenses excluding waivers/reimbursements and expense
reductions[2]	1.68%[3]	1.58%	1.58%	1.58%	1.59%	1.61%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	1.59%[3]	1.55%	1.58%	1.58%	1.49%	1.40%
Interest and fee expense[4]	0.09%[3]	0.03%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	2.96%[3]	3.03%	2.94%	3.06%	3.26%	3.96%
Portfolio turnover rate	39%	83%	36%	15%	49%	20%

1 Excluding applicable sales charges

2 The expense ratio includes interest and fee expense.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.30	$10.44	$10.47	$10.26	$10.43	$10.09

Income from investment operations
Net investment income (loss)	0.15	0.31	0.31	0.32	0.34[2]	0.17
Net realized and unrealized gains or losses on investments	0.06	(0.13)	(0.03)	0.21	(0.17)	0.34

Total from investment operations	0.21	0.18	0.28	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.31)	(0.32)	(0.34)	(0.17)
Net realized gains	0	(0.01)	0	0	0	0

Total distributions to shareholders	(0.15)	(0.32)	(0.31)	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.36	$10.30	$10.44	$10.47	$10.26	$10.43

Total return[3]	1.98%	1.82%	2.70%	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,910	$5,744	$5,578	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[4]	1.68%[5]	1.58%	1.58%	1.58%	1.49%	1.40%[5]
Expenses excluding waivers/reimbursements and expense
reductions[4]	1.68%[5]	1.58%	1.58%	1.58%	1.59%	1.61%[5]
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	1.59%[5]	1.55%	1.58%	1.58%	1.49%	1.40%[5]
Interest and fee expense[6]	0.09%[5]	0.03%	0.00%	0.00%	0.00%	0.00%[5]
Net investment income (loss)	2.96%[5]	3.03%	2.93%	3.05%	3.20%	3.14%[5]
Portfolio turnover rate	39%	83%	36%	15%	49%	20%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The expense ratio includes interest and fee expense.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.30	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.20	0.41	0.41	0.42	0.44	0.51
Net realized and unrealized gains or losses on investments	0.06	(0.13)	(0.03)	0.21	(0.17)	0.07

Total from investment operations	0.26	0.28	0.38	0.63	0.27	0.58

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.41)	(0.42)	(0.44)	(0.51)
Net realized gains	0	(0.01)	0	0	0	0

Total distributions to shareholders	(0.20)	(0.42)	(0.41)	(0.42)	(0.44)	(0.51)

Net asset value, end of period	$10.36	$ 10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return	2.49%	2.85%	3.72%	6.26%	2.62%	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$511,949	$555,403	$565,799	$566,314	$571,136	$599,628
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions[1]	0.68%[2]	0.58%	0.58%	0.58%	0.49%	0.39%
Expenses excluding waivers/reimbursements and expense
reductions[1]	0.68%[2]	0.58%	0.58%	0.58%	0.59%	0.60%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.59%[2]	0.55%	0.58%	0.58%	0.49%	0.39%
Interest and fee expense[3]	0.09%[2]	0.03%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	3.95%[2]	4.03%	3.93%	4.06%	4.26%	4.82%
Portfolio turnover rate	39%	83%	36%	15%	49%	20%

1 The expense ratio includes interest and fee expense.

2 Annualized

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 0.5%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$ 2,755,000	$2,911,760

CONTINUING CARE RETIREMENT COMMUNITY 8.2%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,945
First Mtge. Pines at Davidson Proj., Ser. A:
4.85%, 01/01/2026	1,500,000	1,565,895
5.00%, 01/01/2036	4,000,000	4,171,000
First Mtge. Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	6,241,080
5.50%, 10/01/2031	2,000,000	2,089,300
First Mtge. Salemtowne:
5.00%, 10/01/2023	1,850,000	1,886,648
5.10%, 10/01/2030	1,610,000	1,646,708
Novant Hlth., 5.00%, 11/01/2034	6,000,000	6,348,720
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,772,165
Ser. C, 4.65%, 10/01/2034	2,000,000	1,994,620
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	4,034,199
Ser. C, 5.50%, 10/01/2032	4,500,000	4,683,105
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,006,230
5.00%, 07/01/2011	500,000	503,945
5.25%, 07/01/2012	750,000	764,978
6.375%, 07/01/2023	3,000,000	3,258,840
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%,
01/01/2027	3,500,000	3,629,290

		48,347,668

ELECTRIC REVENUE 11.5%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,545,850
5.25%, 01/01/2020	15,000,000	16,536,750
6.50%, 01/01/2018	3,750,000	4,462,237
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,029,980
Ser. B:
6.00%, 01/01/2022	5,415,000	6,384,123
7.00%, 01/01/2008	1,000,000	1,025,600
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,414,494
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%,
01/01/2013, (Insd. by MBIA)	3,400,000	3,842,816

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	$13,125,000	$14,157,281
Ser. B, 6.375%, 01/01/2013	5,000,000	5,367,300

		67,766,431

GENERAL OBLIGATION - LOCAL 3.1%
Wake Cnty., NC GO, 5.00%, 02/01/2016	16,790,000	18,486,797

GENERAL OBLIGATION - STATE 33.2%
North Carolina GO:
5.00%, 05/01/2016	15,000,000	16,066,950
6.22%, 03/01/2017, ROL +	11,430,000	13,261,543
Pub. Impt., Ser. A:
5.00%, 03/01/2019	20,000,000	22,066,600
5.00%, 03/01/2020	54,000,000	58,632,120
5.25%, 03/01/2023	15,000,000	16,587,750
Ser. A, 4.75%, 04/01/2014	11,035,000	11,381,609
Ser. B, 5.00%, 04/01/2015	10,000,000	10,941,800
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,683,830
Pub. Impt., Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	17,235,000	19,651,002
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	16,663,233
5.50%, 07/01/2020	6,150,000	7,193,655

		195,130,092

HOSPITAL 11.5%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%,
12/01/2019	3,000,000	3,096,720
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,466,450
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%,
08/15/2035	2,500,000	2,631,775
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.20%, 09/01/2009	150,000	152,499
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,353,500
North Carolina Med. Care Commission RB:
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,039,660
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,876,676
Mission Health Proj.:
5.00%, 10/01/2022	5,000,000	5,392,200
5.00%, 10/01/2023	2,000,000	2,153,320
5.00%, 10/01/2024	4,280,000	4,600,486
5.00%, 10/01/2025	4,700,000	5,043,570
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,540,530
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,105,950

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB:
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	$ 1,130,000	$1,139,967
5.75%, 10/01/2019	1,090,000	1,105,620
Salina, KS Hosp. RB, Salina Regl. Hlth. Proj., 5.00%, 10/01/2036	8,665,000	9,110,468
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,238,600
6.00%, 11/15/2030	1,500,000	1,670,895
6.00%, 11/15/2035	4,250,000	4,717,627

		67,436,513

HOUSING 2.7%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	445,000	452,240
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts. Proj., 6.60%, 07/15/2021	1,155,000	1,157,033
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2032 *	2,610,000	2,135,058
North Carolina HFA RB:
Ser. 8-A:
5.95%, 01/01/2027	685,000	691,035
6.00%, 07/01/2011	400,000	410,976
6.10%, 07/01/2013	460,000	472,282
Ser. 9-A:
5.60%, 07/01/2016	2,690,000	2,772,717
5.875%, 07/01/2031	4,935,000	5,091,193
Ser. 14-A, 4.70%, 07/01/2013	1,420,000	1,450,999
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,275,000	1,297,096

		15,930,629

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,089,220
6.15%, 04/01/2021	1,750,000	1,787,485
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,950,000	5,296,252
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	12,380,000	13,341,307
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,724,000
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj., 6.00%,
03/01/2020	1,500,000	1,517,220
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,066,000
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,668,938

		37,490,422

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 9.1%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015 ‡	$ 9,335,000	$10,284,076
5.50%, 08/01/2017 ‡	10,390,000	11,418,714
5.50%, 08/01/2018 ‡	5,800,000	6,369,386
Coralville, IA COP, Ser. D:
5.25%, 06/01/2022	1,825,000	1,960,470
5.25%, 06/01/2026	9,300,000	9,982,992
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,198,674
Ser. B, 5.25%, 12/01/2011	1,485,000	1,562,428
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,140,540
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,030,288
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,688,862
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,100,582

		53,737,012

MISCELLANEOUS REVENUE 0.9%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,152,850

PRE-REFUNDED 2.7%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,969,132
Ser. D:
5.50%, 06/01/2020	1,090,000	1,162,082
5.50%, 06/01/2025	3,000,000	3,198,390
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,401,800
University of North Carolina Sys. Pool, RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	990,000	1,069,091
5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,128,485
5.75%, 10/01/2015, (Insd. by AMBAC)	880,000	950,303

		15,879,283

SALES TAX 2.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. I, 5.00%, 07/01/2024, (Insd. by FGIC)	3,040,000	3,259,579
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	8,000,000	8,256,960

		11,516,539

SPECIAL TAX 2.0%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%,
07/01/2027	10,000,000	12,073,900

TRANSPORTATION 4.4%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	11,564,000
Ser. L, 5.25%, 07/01/2024, (Insd. by MBIA)	5,280,000	6,121,104
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,134,126

		25,819,230

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.2%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	$ 1,410,000	$1,513,988
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,110,680
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,433,951

		7,058,619

Total Municipal Obligations (cost $562,448,513)		584,737,745

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $20,115,646)	20,115,646	20,115,646

Total Investments (cost $582,564,159) 102.8%		604,853,391
Other Assets and Liabilities (2.8%)		(16,277,162)

Net Assets 100.0%		$588,576,229

+	Inverse floating rate security
*	Security is deemed illiquid and is valued using market quotations when readily available.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:
North Carolina	69.7%
Puerto Rico	14.4%
Kansas	2.9%
Iowa	2.0%
Minnesota	1.4%
South Carolina	1.2%
Florida	0.9%
Maryland	0.9%
Michigan	0.9%
Virgin Islands	0.9%
Washington	0.6%
Georgia	0.5%
Texas	0.4%
Non-state specific	3.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:
AAA	57.0%
AA	16.3%
A	8.5%
BBB	9.1%
NR	9.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:
Less than 1 year	3.3%
1 to 3 year(s)	4.2%
3 to 5 years	4.6%
5 to 10 years	26.3%
10 to 20 years	45.9%
20 to 30 years	15.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $562,448,513)	$584,737,745
Investments in affiliated money market fund, at value (cost $20,115,646)	20,115,646

Total investments	604,853,391
Receivable for securities sold	14,393,251
Receivable for Fund shares sold	103,655
Interest receivable	7,761,873
Prepaid expenses and other assets	25,435

Total assets	627,137,605

Liabilities
Dividends payable	1,582,920
Payable for securities purchased	22,016,200
Payable for Fund shares redeemed	2,101,222
Payable for floating-rate notes issued	12,762,000
Interest and fee expense payable	31,853
Advisory fee payable	5,253
Due to other related parties	2,862
Accrued expenses and other liabilities	59,066

Total liabilities	38,561,376

Net assets	$588,576,229

Net assets represented by
Paid-in capital	$567,116,516
Undistributed net investment income	95,353
Accumulated net realized losses on investments	(924,872)
Net unrealized gains on investments	22,289,232

Total net assets	$588,576,229

Net assets consists of
Class A	$63,549,732
Class B	7,167,545
Class C	5,910,418
Class I	511,948,534

Total net assets	$588,576,229

Shares outstanding (unlimited number of shares authorized)
Class A	6,131,674
Class B	691,580
Class C	570,312
Class I	49,396,260

Net asset value per share
Class A	$10.36
Class A — Offering price (based on sales charge of 4.75%)	$10.88
Class B	$10.36
Class C	$10.36
Class I	$10.36

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$13,802,624
Income from affiliate	272,414

Total investment income	14,075,038

Expenses
Advisory fee	1,276,603
Distribution Plan expenses
Class A	95,584
Class B	37,384
Class C	30,783
Administrative services fee	302,631
Transfer agent fees	29,629
Trustees’ fees and expenses	4,668
Printing and postage expenses	15,950
Custodian and accounting fees	96,436
Registration and filing fees	28,717
Professional fees	24,745
Interest and fee expense	280,154
Other	8,287

Total expenses	2,231,571
Less: Expense reductions	(9,396)
Expense reimbursements	(15,931)

Net expenses	2,206,244

Net investment income	11,868,794

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	5,138,844
Futures contracts	(338,333)

Net realized gains on investments	4,800,511
Net change in unrealized gains or losses on investments	(1,186,577)

Net realized and unrealized gains or losses on investments	3,613,934

Net increase in net assets resulting from operations	$15,482,728

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$11,868,794		$25,710,052
Net realized gains or losses on
investments		4,800,511		(2,926,647)
Net change in unrealized gains or losses
on investments		(1,186,577)		(5,010,187)

Net increase in net assets resulting from
operations		15,482,728		17,773,218

Distributions to shareholders from
Net investment income
Class A		(1,192,988)		(2,611,831)
Class B		(111,863)		(282,898)
Class C		(92,280)		(164,502)
Class I		(10,581,436)		(22,650,845)
Net realized gains
Class A		0		(88,425)
Class B		0		(12,901)
Class C		0		(6,679)
Class I		0		(690,427)

Total distributions to shareholders		(11,978,567)		(26,508,508)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	205,711	2,125,193	655,969	6,700,171
Class B	4,119	42,597	32,419	332,248
Class C	130,623	1,349,558	87,713	895,520
Class I	2,992,891	30,958,753	8,187,492	83,980,583

		34,476,101		91,908,522

Net asset value of shares issued in
reinvestment of distributions
Class A	75,395	780,213	170,918	1,751,118
Class B	6,132	63,468	16,982	174,043
Class C	4,990	51,629	10,135	103,839
Class I	20,517	212,307	70,615	722,836

		1,107,617		2,751,836

Automatic conversion of Class B shares
to Class A shares
Class A	17,220	177,880	122,934	1,262,225
Class B	(17,220)	(177,880)	(122,934)	(1,262,225)

		0		0

Payment for shares redeemed
Class A	(588,644)	(6,073,132)	(1,626,564)	(16,695,166)
Class B	(64,302)	(664,870)	(249,029)	(2,553,624)
Class C	(122,712)	(1,268,085)	(74,674)	(763,709)
Class I	(7,516,360)	(77,689,630)	(8,552,292)	(87,557,118)

		(85,695,717)		(107,569,617)

Net decrease in net assets resulting from
capital share transactions		(50,111,999)		(12,909,259)

Total decrease in net assets		(46,607,838)		(21,644,549)
Net assets
Beginning of period		635,184,067		656,828,616

End of period	$ 588,576,229		$ 635,184,067

Undistributed net investment income		$95,353		$205,126

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $15,931.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended February 28, 2007, EIS received $1,538 from the sale of Class A shares and $6,393 and $49 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $229,481,203 and $284,123,275, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes		Floating-Rate Notes
Outstanding	Interest Rate	Outstanding

$12,762,000	5.50%	$28,072,176

During the six months ended February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $280,154.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $582,564,159. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,828,872 and $539,640, respectively, with a net unrealized appreciation of $22,289,232.

As of August 31, 2006, the Fund had $2,710,397 in capital loss carryovers for federal income tax purposes expiring in 2009.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and elected to defer post-October capital losses of $3,014,986.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 28, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen North Carolina Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

27

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

28

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

29

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund's total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund’s performance relative to the Fund’s peer group did not improve for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods and the Fund was in the fifth quintile in comparison with the Fund’s peers. The Trustees considered, however, that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily

30

ADDITIONAL INFORMATION (unaudited) continued

provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565571 rv4 4/2007

Evergreen South Carolina Municipal Bond Fund

# Evergreen

## SOUTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen South Carolina Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal Change

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and South Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

6-month return with sales charge	-2.34%	-2.78%	1.19%	N/A

6-month return w/o sales charge	2.56%	2.18%	2.18%	2.69%

Average annual return*

1-year with sales charge	-0.63%	-1.36%	2.60%	N/A

1-year w/o sales charge	4.34%	3.59%	3.59%	4.62%

5-year	3.14%	3.06%	3.42%	4.45%

10-year	4.40%	4.14%	4.53%	5.18%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,025.64	$ 4.32
Class B	$ 1,000.00	$ 1,021.85	$ 8.07
Class C	$ 1,000.00	$ 1,021.85	$ 8.07
Class I	$ 1,000.00	$ 1,026.91	$ 3.07
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$ 4.31
Class B	$ 1,000.00	$ 1,016.81	$ 8.05
Class C	$ 1,000.00	$ 1,016.81	$ 8.05
Class I	$ 1,000.00	$ 1,021.77	$ 3.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Income from investment operations
Net investment income (loss)	0.20	0.40	0.40	0.38	0.39	0.44
Net realized and unrealized gains or losses
on investments	0.05	(0.16)	(0.01)	0.20	(0.14)	0.11

Total from investment operations	0.25	0.24	0.39	0.58	0.25	0.55

Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.40)	(0.38)	(0.39)	(0.44)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.33)	(0.43)	(0.43)	(0.40)	(0.40)	(0.44)

Net asset value, end of period	$ 10.08	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Total return[1]	2.56%	2.41%	3.74%	5.67%	2.41%	5.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,930	$50,520	$55,443	$58,715	$71,653	$59,624
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%[2]	0.85%	0.87%	0.89%	0.88%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.91%[2]	0.90%	0.89%	0.89%	0.88%	0.89%
Net investment income (loss)	3.90%[2]	3.98%	3.83%	3.61%	3.74%	4.12%
Portfolio turnover rate	12%	61%	33%	37%	42%	17%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.16	$10.35	$ 10.39	$ 10.21	$ 10.36	$10.25

Income from investment operations
Net investment income (loss)	0.16	0.33	0.32	0.30	0.31	0.36
Net realized and unrealized gains or losses
on investments	0.06	(0.16)	(0.01)	0.20	(0.14)	0.11

Total from investment operations	0.22	0.17	0.31	0.50	0.17	0.47

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.32)	(0.30)	(0.31)	(0.36)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.30)	(0.36)	(0.35)	(0.32)	(0.32)	(0.36)

Net asset value, end of period	$10.08	$10.16	$ 10.35	$ 10.39	$ 10.21	$10.36

Total return[1]	2.18%	1.69%	3.02%	4.93%	1.66%	4.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,387	$8,829	$10,669	$12,106	$13,077	$8,165
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[2]	1.60%	1.59%	1.60%	1.60%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.61%[2]	1.60%	1.59%	1.60%	1.60%	1.64%
Net investment income (loss)	3.14%[2]	3.23%	3.11%	2.91%	2.99%	3.49%
Portfolio turnover rate	12%	61%	33%	37%	42%	17%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.16	$10.35	$10.39	$10.21	$10.36	$ 9.97

Income from investment operations
Net investment income (loss)	0.16	0.33	0.32	0.30	0.31	0.15
Net realized and unrealized gains or losses
on investments	0.06	(0.16)	(0.01)	0.20	(0.14)	0.39

Total from investment operations	0.22	0.17	0.31	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.32)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.30)	(0.36)	(0.35)	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$10.08	$10.16	$10.35	$10.39	$10.21	$10.36

Total return[2]	2.18%	1.69%	3.02%	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,926	$6,327	$6,680	$7,061	$7,028	$ 204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.60%	1.59%	1.59%	1.59%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.61%[3]	1.60%	1.59%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.14%[3]	3.23%	3.11%	2.91%	2.96%	3.15%[3]
Portfolio turnover rate	12%	61%	33%	37%	42%	17%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Income from investment operations
Net investment income (loss)	0.21	0.43	0.42	0.41	0.42	0.46
Net realized and unrealized gains or losses
on investments	0.06	(0.16)	0	0.20	(0.14)	0.11

Total from investment operations	0.27	0.27	0.42	0.61	0.28	0.57

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.43)	(0.41)	(0.42)	(0.46)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.35)	(0.46)	(0.46)	(0.43)	(0.43)	(0.46)

Net asset value, end of period	$ 10.08	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Total return	2.69%	2.71%	4.05%	5.98%	2.68%	5.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$277,036	$288,926	$293,573	$309,708	$328,574	$344,905
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[1]	0.60%	0.59%	0.59%	0.60%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.61%[1]	0.60%	0.59%	0.59%	0.60%	0.64%
Net investment income (loss)	4.14%[1]	4.23%	4.10%	3.91%	4.01%	4.40%
Portfolio turnover rate	12%	61%	33%	37%	42%	17%

1 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 2.0%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$ 300,000	$307,437
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,118,700
5.75%, 10/01/2017	4,000,000	4,351,640

		6,777,777

COMMUNITY DEVELOPMENT DISTRICT 2.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	770,198
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,500,000	1,535,415
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,734,238
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	1,500,000	1,541,130
5.30%, 11/01/2035	2,500,000	2,570,325

		8,151,306

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	870,000	914,805
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%,
10/01/2035	1,500,000	1,546,050
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2014	1,130,000	1,151,176
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C,
5.40%, 12/01/2033	1,600,000	1,661,344
Suffolk, VA IDA RRB Lake Prince Retirement Facs., 4.70%, 09/01/2012	700,000	704,557

		5,977,932

EDUCATION 26.1%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2026	10,580,000	11,233,844
5.25%, 12/01/2025 ‡	10,000,000	11,234,650
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	571,379
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RB, 5.00%, 12/01/2030	8,530,000	9,015,186
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy
Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,133,600
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	265,000	265,034
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 5.25%, 12/01/2021	1,000,000	1,072,710
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,952,958
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,656,767
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,344,160
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purchase RB:
5.25%, 12/01/2024	3,000,000	3,212,760
5.25%, 12/01/2030	3,500,000	3,737,650

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty.
Sch. Dist. No. 1:
5.00%, 12/01/2027	$3,320,000	$3,519,731
5.25%, 12/01/2024	2,110,000	2,261,224
5.25%, 12/01/2026	2,340,000	2,505,953
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,074,020
Newberry, SC Investing in Children’s Ed. Installment Purchase RB, Newberry
Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	2,087,780
5.25%, 12/01/2024	1,855,000	1,985,147
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,270,075
Spartanburg Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2027, (Insd. by FSA & South Carolina State Dept. of Ed.)	5,270,000	5,687,753
5.00%, 03/01/2030, (Insd. by FSA & South Carolina State Dept. of Ed.)	3,000,000	3,225,510
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,404,767
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,539,841

		88,992,499

ELECTRIC REVENUE 8.0%
South Carolina Pub. Svcs. Auth. RB:
Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,663,625
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,130,900
Ser. B, 5.00%, 01/01/2019, (Insd. by MBIA)	10,000,000	10,854,400
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,020,320
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,484,844
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,760,544
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,562,152

		27,476,785

GENERAL OBLIGATION - LOCAL 9.3%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,289,352
6.00%, 03/01/2016	1,325,000	1,421,301
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,342,224
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,032,480
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,201,470
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,679,248
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,709,055
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,197,427
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,575,458

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	$980,000	$1,037,310
5.50%, 04/01/2025	2,700,000	2,869,641
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	561,201
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South
Carolina State Dept. of Ed.)	1,665,000	1,732,532
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,059,210
5.375%, 04/01/2020	1,005,000	1,064,506
Spartanburg Cnty., SC Sch. Dist. No. 7 GO, 5.00%, 03/01/2021, (Insd. by South
Carolina State Dept. of Ed.)	1,940,000	2,125,542

		31,897,957

GENERAL OBLIGATION - STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,126,020

HOSPITAL 12.9%
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,390,153
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,540,105
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,237,935
6.00%, 11/01/2018	6,650,000	7,335,948
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,030,230
Ser. B, 5.625%, 01/01/2020	1,000,000	1,038,210
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,165,280
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,144,177
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	5,915,000	6,380,037
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	1,265,000	1,364,303
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%,
10/01/2015	620,000	635,506
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,516,410
5.50%, 02/01/2011, (Insd. by FSA)	265,000	275,894
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,098,311
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,697,216
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,598,529
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,005,460
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,115,968
5.50%, 04/15/2017, (Insd. by FSA)	500,000	538,150

		44,107,822

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.2%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	$ 1,535,000	$1,568,402
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	50,000	50,116
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	250,000	255,487
6.35%, 07/01/2025, (Insd. by FHA)	200,000	202,314
6.55%, 07/01/2015	15,000	15,073
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	795,000	806,194
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,132,620

		4,030,206

INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	2,000,000	2,091,540
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	761,497
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	2,122,323
Gulf Coast, TX IDRB, Cinergy Solutions Proj., FRN, 4.03%, 05/01/2039 (Gtd. by
Cinergy Corp.)	2,000,000	2,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	3,999,200
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	354,104

		11,328,664

LEASE 0.4%
Upper Merion, PA Gen. Auth RRB, 3.68%, 09/01/2016, (SPA: Commerce Bank)	1,395,000	1,395,000

PRE-REFUNDED 11.7%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%,
05/01/2017	400,000	487,808
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow:
5.875%, 12/01/2016	9,000,000	10,074,150
5.875%, 12/01/2017	2,000,000	2,238,700
5.875%, 12/01/2018	1,000,000	1,119,350
6.00%, 12/01/2020	5,000,000	5,628,900
6.00%, 12/01/2021	1,000,000	1,125,780
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,094,660
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,323,355
6.375%, 08/15/2027	1,500,000	1,699,215
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	760,907
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,202,934
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	631,227
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	339,048
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,226,080

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010,
(Insd. by FGIC)	$ 1,975,000	$2,051,926

		40,004,040

PUBLIC FACILITIES 1.1%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009,
(Insd. by MBIA)	3,495,000	3,704,665

RESOURCE RECOVERY 1.4%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,072,300
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,556,760

		4,629,060

SPECIAL TAX 1.2%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,092,200
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	534,645
6.00%, 04/01/2015	1,000,000	1,068,990
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,545,330

		4,241,165

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C,
5.875%, 09/01/2007	250,000	250,268

TRANSPORTATION 7.8%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,003,620
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,429,902
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	2,000,000	2,224,620
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	3,000,000	3,460,350
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.25%, 10/01/2020, (Insd. by
AMBAC)	10,880,000	12,442,586

		26,561,078

UTILITY 1.6%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,152,776
Western Carolina Regl. Sewer Auth., South Carolina RRB, Ser. B, 5.25%,
03/01/2019, (Insd. by FSA)	3,750,000	4,235,588

		5,388,364

WATER & SEWER 7.0%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,746,882
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,836,533
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	774,710

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	$ 4,335,000	$4,661,686
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,884,691
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,165,784
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	533,375
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,038,797
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,067,212
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,269,700

		23,979,370

Total Municipal Obligations (cost $325,883,075)		340,019,978

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.55% q ø
(cost $509,515)	509,515	509,515

Total Investments (cost $326,392,590) 99.8%		340,529,493
Other Assets and Liabilities 0.2%		749,516

Net Assets 100.0%		$341,279,009

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations		IDRB	Industrial Development Revenue Bond
ACA	American Credit Association	MBIA	Municipal Bond Investors Assurance Corp.
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
CDA	Community Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
COP	Certificates of Participation	PCRRB	Pollution Control Refunding Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RHA	Residential Housing Authority
FHA	Federal Housing Authority	RRB	Refunding Revenue Bond
FRN	Floating Rate Note	SFHRRB	Single Family Housing Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SPA	Securities Purchase Agreement
GO	General Obligation	TRAN	Tax Revenue Anticipation Note
IDA	Industrial Development Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:

South Carolina	89.4%
Virginia	2.3%
Puerto Rico	2.3%
District of Columbia	1.9%
Virgin Islands	0.8%
Pennsylvania	0.7%
Florida	0.7%
Texas	0.6%
Nevada	0.5%
Georgia	0.3%
Maryland	0.2%
North Carolina	0.2%
Non-state specific	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:

AAA	55.7%
AA	16.8%
A	12.8%
BBB	10.3%
NR	4.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:

Less than 1 year	2.5%
1 to 3 year(s)	3.7%
3 to 5 years	5.1%
5 to 10 years	28.6%
10 to 20 years	45.8%
20 to 30 years	13.4%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $325,883,075)	$340,019,978
Investments in affiliated money market fund, at value (cost $509,515)	509,515

Total investments	340,529,493
Cash	8,174
Receivable for Fund shares sold	341,839
Interest receivable	4,377,689
Prepaid expenses and other assets	31,071

Total assets	345,288,266

Liabilities
Dividends payable	896,345
Payable for Fund shares redeemed	571,596
Payable for floating-rate notes issued	2,500,000
Interest and fee expense payable	3,833
Advisory fee payable	2,848
Due to other related parties	1,733
Accrued expenses and other liabilities	32,902

Total liabilities	4,009,257

Net assets	$341,279,009

Net assets represented by
Paid-in capital	$327,693,893
Overdistributed net investment income	(200,687)
Accumulated net realized losses on investments	(351,100)
Net unrealized gains on investments	14,136,903

Total net assets	$341,279,009

Net assets consists of
Class A	$49,930,095
Class B	8,387,384
Class C	5,925,636
Class I	277,035,894

Total net assets	$341,279,009

Shares outstanding (unlimited number of shares authorized)
Class A	4,954,692
Class B	832,304
Class C	588,026
Class I	27,491,725

Net asset value per share
Class A	$10.08
Class A — Offering price (based on sales charge of 4.75%)	$10.58
Class B	$10.08
Class C	$10.08
Class I	$10.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$8,151,889
Income from affiliate	14,998

Total investment income	8,166,887

Expenses
Advisory fee	721,883
Distribution Plan expenses
Class A	73,840
Class B	42,739
Class C	30,723
Administrative services fee	171,128
Transfer agent fees	19,955
Trustees’ fees and expenses	2,514
Printing and postage expenses	14,383
Interest and fee expense	12,949
Custodian and accounting fees	57,850
Registration and filing fees	27,477
Professional fees	15,817
Other	5,210

Total expenses	1,196,468
Less: Expense reductions	(5,188)
Expense reimbursements	(12,307)

Net expenses	1,178,973

Net investment income	6,987,914

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	1,032,941
Futures contracts	(191,295)

Net realized gains on investments	841,646
Net change in unrealized gains or losses on investments	1,231,882

Net realized and unrealized gains or losses on investments	2,073,528

Net increase in net assets resulting from operations	$9,061,442

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$6,987,914		$14,784,786
Net realized gains on investments		841,646		3,994,172
Net change in unrealized gains or losses
on investments		1,231,882		(9,968,535)

Net increase in net assets resulting from
operations		9,061,442		8,810,423

Distributions to shareholders from
Net investment income
Class A		(955,825)		(2,088,617)
Class B		(133,841)		(315,682)
Class C		(96,162)		(215,903)
Class I		(5,781,967)		(12,194,913)
Net realized gains
Class A		(694,541)		(160,170)
Class B		(120,648)		(30,170)
Class C		(84,493)		(19,193)
Class I		(3,982,045)		(832,283)

Total distributions to shareholders		(11,849,522)		(15,856,931)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	266,262	2,686,034	450,361	4,552,835
Class B	11,483	115,728	53,362	543,727
Class C	20,855	210,641	137,055	1,391,940
Class I	2,180,431	22,023,113	4,988,888	50,623,898

		25,035,516		57,112,400

Net asset value of shares issued in
reinvestment of distributions
Class A	101,090	1,021,115	128,409	1,301,704
Class B	16,368	165,326	20,071	203,507
Class C	13,747	138,852	14,620	148,161
Class I	191,911	1,936,963	87,985	891,797

		3,262,256		2,545,169

Automatic conversion of Class B shares
to Class A shares
Class A	8,677	87,552	60,846	616,509
Class B	(8,677)	(87,552)	(60,846)	(616,509)

		0		0

Payment for shares redeemed
Class A	(394,812)	(3,988,511)	(1,020,405)	(10,346,329)
Class B	(56,090)	(565,685)	(173,727)	(1,761,199)
Class C	(69,462)	(702,567)	(173,885)	(1,750,444)
Class I	(3,324,837)	(33,576,188)	(4,984,840)	(50,515,147)

		(38,832,951)		(64,373,119)

Net decrease in net assets resulting from
capital share transactions		(10,535,179)		(4,715,550)

Total decrease in net assets		(13,323,259)		(11,762,058)
Net assets
Beginning of period		354,602,268		366,364,326

End of period		$341,279,009		$354,602,268

Overdistributed net investment income		$(200,687)		$(220,806)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,307.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $3,841 from the sale of Class A shares and $5,271 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $39,623,982 and $53,753,024, respectively, for the six months ended February 28, 2007.

At February 28, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$ 2,500,000	1.48%	$ 11,234,650

During the six months ended February 28, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $12,440.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $326,588,035. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,942,258 and $800, respectively, with a net unrealized appreciation of $13,941,458.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 28, 2007, the Fund had average borrowings outstanding of $8,701 on an annualized basis at an average rate of 5.85% and paid interest of $509.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen South Carolina Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were

ADDITIONAL INFORMATION (unaudited) continued

generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund’s performance relative to the Fund’s peer group did not improve for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods and the Fund’s Class A shares performed in the fifth quintile in comparison with the Fund’s peers. They considered, however, that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565572 rv4 4/2007

Evergreen Investments
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

565572  rv4   4/2007

Evergreen Virginia Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Virginia Municipal Bond Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

1

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

Over the six-month period, municipal bond securities generated positive returns as the portfolio managers of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield. The teams supervising these funds assessed interest rate and credit trends as well as the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Goal Change:

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” was replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Virginia state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

LETTER TO SHAREHOLDERS continued

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com

3

FUND AT A GLANCE

as of February 28, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

6-month return with sales charge	-2.31%	-2.79%	1.19%	N/A

6-month return w/o sales charge	2.56%	2.18%	2.18%	2.69%

Average annual return*

1-year with sales charge	-0.53%	-1.30%	2.67%	N/A

1-year w/o sales charge	4.42%	3.66%	3.66%	4.70%

5-year	2.91%	2.83%	3.19%	4.22%

10-year	4.41%	4.15%	4.54%	5.19%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of February 28, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2006	2/28/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,025.61	$ 4.42
Class B	$ 1,000.00	$ 1,021.81	$ 8.17
Class C	$ 1,000.00	$ 1,021.81	$ 8.17
Class I	$ 1,000.00	$ 1,026.87	$ 3.17
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$ 4.41
Class B	$ 1,000.00	$ 1,016.71	$ 8.15
Class C	$ 1,000.00	$ 1,016.71	$ 8.15
Class I	$ 1,000.00	$ 1,021.67	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.63% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.19	0.41	0.41	0.40	0.41	0.45
Net realized and unrealized gains or losses on investments	0.07	(0.14)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.26	0.27	0.32	0.54	0.24	0.57

Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.41)	(0.40)	(0.41)	(0.45)
Net realized gains	(0.13)	0	0	0	0	0

Total distributions to shareholders	(0.32)	(0.40)	(0.41)	(0.40)	(0.41)	(0.45)

Net asset value, end of period	$10.17	$ 10.23	$ 10.36	$10.45	$ 10.31	$ 10.48

Total return[1]	2.56%	2.72%	3.09%	5.31%	2.32%	5.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,689	$63,613	$68,171	$71,898	$76,374	$77,477
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[2]	0.88%	0.90%	0.92%	0.89%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[2]	0.93%	0.92%	0.92%	0.89%	0.89%
Net investment income (loss)	3.79%[2]	3.98%	3.91%	3.82%	3.92%	4.33%
Portfolio turnover rate	21%	65%	23%	23%	26%	19%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.15	0.33	0.33	0.33	0.34	0.37
Net realized and unrealized gains or losses on investments	0.07	(0.13)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.22	0.20	0.24	0.47	0.17	0.49

Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.33)	(0.33)	(0.34)	(0.37)
Net realized gains	(0.13)	0	0	0	0	0

Total distributions to shareholders	(0.28)	(0.33)	(0.33)	(0.33)	(0.34)	(0.37)

Net asset value, end of period	$10.17	$ 10.23	$ 10.36	$10.45	$ 10.31	$ 10.48

Total return[1]	2.18%	2.00%	2.37%	4.57%	1.58%	4.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,003	$13,476	$19,173	$21,836	$26,841	$22,293
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.63%[2]	1.62%	1.62%	1.62%	1.62%	1.63%
Expenses excluding waivers/reimbursements
and expense reductions	1.63%[2]	1.62%	1.62%	1.62%	1.62%	1.64%
Net investment income (loss)	3.04%[2]	3.24%	3.19%	3.14%	3.18%	3.58%
Portfolio turnover rate	21%	65%	23%	23%	26%	19%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.23	$10.36	$10.45	$10.31	$10.48	$10.13

Income from investment operations
Net investment income (loss)	0.15	0.33	0.33	0.33	0.34	0.16
Net realized and unrealized gains or losses on investments	0.07	(0.13)	(0.09)	0.14	(0.17)	0.35

Total from investment operations	0.22	0.20	0.24	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.33)	(0.33)	(0.34)	(0.16)
Net realized gains	(0.13)	0	0	0	0	0

Total distributions to shareholders	(0.28)	(0.33)	(0.33)	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.17	$10.23	$10.36	$10.45	$10.31	$10.48

Total return[2]	2.18%	2.00%	2.37%	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,182	$2,197	$3,091	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.63%[3]	1.63%	1.62%	1.62%	1.62%	1.63%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.63%[3]	1.63%	1.62%	1.62%	1.62%	1.64%[3]
Net investment income (loss)	3.04%[3]	3.24%	3.19%	3.13%	3.14%	3.10%[3]
Portfolio turnover rate	21%	65%	23%	23%	26%	19%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23	$ 10.36	$ 10.45	$10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.20	0.43	0.44[1]	0.43	0.44	0.48
Net realized and unrealized gains or losses on investments	0.07	(0.13)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.27	0.30	0.35	0.57	0.27	0.60

Distributions to shareholders from
Net investment income	(0.20)	(0.43)	(0.44)	(0.43)	(0.44)	(0.48)
Net realized gains	(0.13)	0	0	0	0	0

Total distributions to shareholders	(0.33)	(0.43)	(0.44)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$10.17	$ 10.23	$ 10.36	$10.45	$ 10.31	$ 10.48

Total return	2.69%	3.02%	3.40%	5.62%	2.59%	5.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$156,161	$174,034	$187,243	$201,136	$209,094	$220,921
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%[2]	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses excluding waivers/reimbursements
and expense reductions	0.63%[2]	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income (loss)	4.03%[2]	4.23%	4.19%	4.12%	4.19%	4.56%
Portfolio turnover rate	21%	65%	23%	23%	26%	19%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 7.5%
Capital Region Virgina Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$ 2,665,000	$2,846,460
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035 ##	5,000,000	5,296,750
5.75%, 10/01/2017	1,860,000	2,023,512
5.75%, 10/01/2018	6,680,000	7,267,239

		17,433,961

COMMUNITY DEVELOPMENT DISTRICT 3.7%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,240,000	6,469,570
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	624,000	639,787
6.625%, 07/01/2025	500,000	513,465
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,023,610

		8,646,432

CONTINUING CARE RETIREMENT COMMUNITY 11.3%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	875,000	920,063
Henrico Cnty., VA EDA Residential Care Facs. RB, Baptist Homes, Ser. A, 4.50%,
07/01/2010	1,000,000	1,001,930
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 10/01/2027	1,450,000	1,505,912
5.00%, 10/01/2035	3,500,000	3,607,450
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B,
5.00%, 08/01/2028	5,000,000	5,058,100
Lynchburg, VA IDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%,
07/01/2031	1,250,000	1,259,962
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A, 5.40%, 01/01/2031	1,000,000	1,051,910
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	2,000,000	2,006,840
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C,
5.40%, 12/01/2033	1,400,000	1,453,676
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge.
Westminster Lake:
4.75%, 01/01/2016	500,000	505,370
5.125%, 01/01/2026	3,500,000	3,632,685
Roanoke, VA IDA Residential Care Facs. RB, Lutheran Homes Proj., 5.00%,
12/01/2039	1,000,000	1,012,250
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr.:
4.75%, 09/01/2013	500,000	504,540
5.15%, 09/01/2024	725,000	740,580
5.30%, 09/01/2031	2,000,000	2,055,320

		26,316,588

EDUCATION 19.0%
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,574,252
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,867,687

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	$ 3,920,000	$4,163,942
Pub. Higher Ed. Fin. Program, Ser. A:
5.00%, 09/01/2023	3,000,000	3,241,500
5.00%, 09/01/2024	5,000,000	5,395,000
Washington & Lee Univ. Proj.:
5.25%, 01/01/2026, (Insd. by MBIA)	3,100,000	3,581,802
5.25%, 01/01/2031, (Insd. by MBIA)	5,100,000	5,990,664
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,325,838
5.25%, 08/01/2016	5,000,000	5,598,300
5.25%, 08/01/2017	10,000,000	11,300,800

		44,039,785

GENERAL OBLIGATION - LOCAL 5.3%
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	828,090
Newport News, VA Refunding GO, Ser. B:
5.25%, 02/01/2017	2,000,000	2,248,060
5.25%, 02/01/2019	1,000,000	1,135,920
Portsmouth, VA Refunding Pub. Impt. GO:
Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	423,819
Ser. B, 5.00%, 04/01/2022, (Insd. by MBIA)	1,000,000	1,081,440
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,147,780
5.50%, 01/15/2017, (Insd. by FSA)	500,000	535,260
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,180,927
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,703,406

		12,284,702

GENERAL OBLIGATION - STATE 0.6%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,375,140

HOSPITAL 8.1%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2011	1,410,000	1,499,225
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,036,200
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,043,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%,
07/01/2040	2,400,000	2,502,912
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Presbyterian, Ser. B,
5.00%, 10/01/2016	1,000,000	1,022,910
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,706,579
5.50%, 07/01/2018	3,670,000	3,947,746
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,670,895
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,288,337

		18,717,804

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.3%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	$ 1,880,000	$2,036,905
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	510,690
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	510,535
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,025,060
Ser. C, 7.00%, 07/01/2029	1,530,000	1,588,737
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,027,990
Ser. I, 5.45%, 05/01/2018	500,000	515,250
Ser. O, 6.05%, 11/01/2017	500,000	510,535

		7,725,702

INDUSTRIAL DEVELOPMENT REVENUE 5.2%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A:
2.35%, 09/01/2030	5,000,000	4,989,550
2.35%, 03/01/2031	4,000,000	4,000,000
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,167,340
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,011,270

		12,168,160

LEASE 8.7%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%,
06/01/2019	1,000,000	1,056,050
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,084,750
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,214,920
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,390,254
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,230,749
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,597,563
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024	5,680,000	6,151,042
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,132,806
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj.:
5.25%, 02/01/2018	1,175,000	1,319,314
6.00%, 02/01/2014	50,000	50,581
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,541,047
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,301,690

		20,070,766

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 6.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$ 2,655,000	$2,838,965
5.50%, 07/01/2015	680,000	733,876
5.50%, 07/01/2017	1,425,000	1,537,903
5.50%, 07/01/2018	1,000,000	1,079,230
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,600,000	1,682,416
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,832,320
Bristol, VA Util. Sys. RB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,157,750
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%,
08/15/2027	1,500,000	1,699,215
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	537,680
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,349,637
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,380,848

		15,829,840

PUBLIC FACILITIES 0.4%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,025,730

RESOURCE RECOVERY 1.7%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,901,592

SPECIAL TAX 4.2%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	2,785,000	2,825,828
Ser. B, 5.45%, 03/01/2036	2,670,000	2,703,589
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,032,100
5.50%, 10/01/2018	2,000,000	2,060,440
5.50%, 10/01/2022	1,000,000	1,030,220

		9,652,177

TRANSPORTATION 5.2%
Commonwealth of Virginia Port Auth. RB, 5.50%, 07/01/2018	3,000,000	3,231,120
Commonwealth of Virginia Trans. Board RB, Northern Virginia Trans. Dist. Program,
Ser. B, 7.25%, 05/15/2020	1,700,000	1,729,716
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%,
05/15/2022	3,000,000	3,265,320
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,112,310
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,672,642

		12,011,108

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 7.5%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	$355,000	$355,369
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,304
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,292,729
Newport News, VA GO Impt. & Water, Ser. A, 5.00%, 02/01/2024	1,000,000	1,082,210
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025 #	5,000,000	5,053,100
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	8,500,000	9,475,060

		17,388,772

Total Investments (cost $220,607,257) 98.5%		228,588,259
Other Assets and Liabilities 1.5%		3,446,415

Net Assets 100.0%		$232,034,674

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2007:
Virginia	83.6%
District of Columbia	6.4%
Maryland	2.9%
Virgin Islands	1.8%
South Carolina	1.4%
Puerto Rico	0.8%
Minnesota	0.7%
Florida	0.5%
Delaware	0.5%
Nevada	0.5%
North Carolina	0.5%
Georgia	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:
AAA	41.2%
AA	25.9%
A	7.0%
BBB	8.9%
NR	17.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2007:
Less than 1 year	2.9%
1 to 3 year(s)	3.4%
3 to 5 years	7.0%
5 to 10 years	18.0%
10 to 20 years	51.0%
20 to 30 years	16.1%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $220,607,257)	$228,588,259
Receivable for securities sold	16,243,817
Receivable for Fund shares sold	334,997
Interest receivable	2,688,090
Prepaid expenses and other assets	18,177

Total assets	247,873,340

Liabilities
Dividends payable	539,116
Payable for securities purchased	9,053,100
Payable for Fund shares redeemed	1,354,242
Demand note payable	4,858,650
Advisory fee payable	1,260
Due to other related parties	2,298
Accrued expenses and other liabilities	30,000

Total liabilities	15,838,666

Net assets	$232,034,674

Net assets represented by
Paid-in capital	$223,872,373
Overdistributed net investment income	(183,654)
Accumulated net realized gains on investments	364,953
Net unrealized gains on investments	7,981,002

Total net assets	$232,034,674

Net assets consists of
Class A	$61,689,060
Class B	12,002,936
Class C	2,182,115
Class I	156,160,563

Total net assets	$232,034,674

Shares outstanding (unlimited number of shares authorized)
Class A	6,066,649
Class B	1,180,409
Class C	214,597
Class I	15,357,579

Net asset value per share
Class A	$10.17
Class A — Offering price (based on sales charge of 4.75%)	$10.68
Class B	$10.17
Class C	$10.17
Class I	$10.17

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Interest	$5,659,767
Income from affiliate	24,710

Total investment income	5,684,477

Expenses
Advisory fee	512,536
Distribution Plan expenses
Class A	93,613
Class B	63,199
Class C	10,850
Administrative services fee	121,501
Transfer agent fees	38,769
Trustees’ fees and expenses	1,324
Printing and postage expenses	12,659
Custodian and accounting fees	39,397
Registration and filing fees	22,842
Professional fees	13,769
Interest expense	1,032
Other	863

Total expenses	932,354
Less: Expense reductions	(2,341)
Expense reimbursements	(15,602)

Net expenses	914,411

Net investment income	4,770,066

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	1,355,497
Futures contracts	(134,724)

Net realized gains on investments	1,220,773
Net change in unrealized gains or losses on investments	304,001

Net realized and unrealized gains or losses on investments	1,524,774

Net increase in net assets resulting from operations	$6,294,840

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007		Year Ended
	(unaudited)		August 31, 2006

Operations
Net investment income		$4,770,066		$10,866,937
Net realized gains on investments		1,220,773		4,284,177
Net change in unrealized gains or losses
on investments		304,001		(7,794,160)

Net increase in net assets resulting from
operations		6,294,840		7,356,954

Distributions to shareholders from
Net investment income
Class A		(1,173,027)		(2,563,581)
Class B		(190,356)		(540,437)
Class C		(32,656)		(77,183)
Class I		(3,341,586)		(7,680,966)
Net realized gains
Class A		(793,353)		0
Class B		(159,811)		0
Class C		(27,725)		0
Class I		(2,132,179)		0

Total distributions to shareholders		(7,850,693)		(10,862,167)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	269,715	2,745,611	490,785	4,988,147
Class B	10,664	108,418	90,251	924,335
Class C	15,244	155,164	10,441	106,400
Class I	785,608	7,997,127	1,962,813	20,066,347

		11,006,320		26,085,229

Net asset value of shares issued in
reinvestment of distributions
Class A	132,773	1,352,687	167,696	1,709,364
Class B	27,477	279,914	37,666	384,140
Class C	4,292	43,713	3,849	39,237
Class I	20,670	210,528	13,735	140,005

		1,886,842		2,272,746

Automatic conversion of Class B
shares to Class A shares
Class A	20,973	213,550	224,523	2,286,159
Class B	(20,973)	(213,550)	(224,523)	(2,286,159)

		0		0

Payment for shares redeemed
Class A	(573,947)	(5,841,379)	(1,246,965)	(12,726,582)
Class B	(153,834)	(1,565,844)	(437,362)	(4,455,821)
Class C	(19,679)	(200,282)	(97,971)	(1,005,900)
Class I	(2,458,318)	(25,014,764)	(3,043,963)	(31,023,126)

		(32,622,269)		(49,211,429)

Net decrease in net assets resulting from
capital share transactions		(19,729,107)		(20,853,454)

Total decrease in net assets		(21,284,960)		(24,358,667)
Net assets
Beginning of period		253,319,634		277,678,301

End of period	$ 232,034,674		$ 253,319,634

Overdistributed net investment income		$(183,654)		$(216,095)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $15,602.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2007, EIS received $1,279 from the sale of Class A shares and $16,123 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $51,944,004 and $74,893,676, respectively, for the six months ended February 28, 2007.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $220,640,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,951,182 and $3,090, respectively, with a net unrealized appreciation of $7,948,092.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 28, 2007, the Fund had average borrowings outstanding of $17,406 (on an annualized basis) at an average rate of 5.93% and paid interest of $1,032.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Virginia Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

27

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the performance of the Fund’s Class A shares relative to the Fund’s peer group had improved for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

29

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565573 rv4 4/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 27, 2007